Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,687	$1,695,278
4.65%, 10/01/28 (Call 07/01/28)(a)	2,189	2,526,132
4.75%, 03/30/30 (Call 12/30/29)	2,590	3,036,261
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,722	2,702,639
2.60%, 08/01/31 (Call 05/01/31)(a)	3,552	3,573,282
4.20%, 06/01/30 (Call 03/01/30)(a)	2,509	2,821,025
		16,354,617
Aerospace & Defense — 1.7%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	627	667,034
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	659	844,674
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	4,874	4,643,812
3.40%, 04/15/30 (Call 01/15/30)(b)	6,415	6,865,354
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	5,168	5,268,177
2.80%, 03/01/27 (Call 12/01/26)	2,788	2,848,093
2.95%, 02/01/30 (Call 11/01/29)	4,797	4,840,161
3.20%, 03/01/29 (Call 12/01/28)(a)	6,216	6,424,514
3.25%, 02/01/28 (Call 12/01/27)	2,210	2,294,757
3.25%, 03/01/28 (Call 12/01/27)(a)	3,099	3,206,159
3.45%, 11/01/28 (Call 08/01/28)(a)	3,519	3,681,649
3.63%, 02/01/31 (Call 11/01/30)	2,388	2,536,825
5.04%, 05/01/27 (Call 03/01/27)	11,041	12,431,527
5.15%, 05/01/30 (Call 02/01/30)(a)	18,051	20,939,024
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	1,400	1,422,470
2.63%, 11/15/27 (Call 08/15/27)(a)	3,231	3,417,614
3.50%, 04/01/27 (Call 02/01/27)	4,297	4,671,783
3.63%, 04/01/30 (Call 01/01/30)(a)	5,956	6,653,137
3.75%, 05/15/28 (Call 02/15/28)	3,881	4,326,563
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	2,614	2,501,114
2.90%, 12/15/29 (Call 09/15/29)	1,420	1,477,255
3.85%, 12/15/26 (Call 09/15/26)	3,224	3,509,018
4.40%, 06/15/28 (Call 03/15/28)	9,369	10,590,639
Lockheed Martin Corp., 1.85%, 06/15/30
(Call 03/15/30)(a)	2,192	2,169,077
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	4,397	4,704,048
3.25%, 01/15/28 (Call 10/15/27)	9,113	9,723,202
4.40%, 05/01/30 (Call 02/01/30)(a)	5,508	6,383,843
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,245	5,033,945
2.25%, 07/01/30 (Call 04/01/30)(a)	5,904	5,895,549
2.38%, 03/15/32 (Call 12/15/31)	5,360	5,362,948
3.13%, 05/04/27 (Call 02/04/27)	5,595	5,966,600
3.50%, 03/15/27 (Call 12/15/26)	5,879	6,339,017
4.13%, 11/16/28 (Call 08/16/28)	14,906	16,751,412
7.20%, 08/15/27(a)	677	855,135
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	4,075	4,104,239
2.75%, 04/01/31 (Call 01/01/31)	5,595	5,711,496
		195,061,864
Agriculture — 0.9%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	1,435	1,350,878

Security	Par (000)	Value

Agriculture (continued)
3.40%, 05/06/30 (Call 02/06/30)	$4,168	$4,307,520
4.80%, 02/14/29 (Call 11/14/28)	8,651	9,794,559
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	5,192	5,690,761
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	8,356	8,163,051
2.73%, 03/25/31 (Call 12/25/30)(a)	6,166	5,963,795
3.46%, 09/06/29 (Call 06/06/29)	2,673	2,772,954
3.56%, 08/15/27 (Call 05/15/27)(a)	16,593	17,364,098
4.70%, 04/02/27 (Call 02/02/27)(a)	4,428	4,884,934
4.91%, 04/02/30 (Call 01/02/30)	4,684	5,281,975
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)(a)	5,195	5,245,287
3.75%, 09/25/27 (Call 06/25/27)(a)	2,805	3,055,106
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	2,080	2,012,908
2.13%, 04/23/30 (Call 01/23/30)(b)	4,876	4,883,478
2.13%, 11/10/31 (Call 08/10/31)(b)	2,045	2,025,713
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	1,313	1,437,695
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	3,701	3,961,454
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,055	2,925,909
2.10%, 05/01/30 (Call 02/01/30)(a)	4,426	4,357,433
3.13%, 08/17/27 (Call 05/17/27)(a)	2,332	2,506,806
3.13%, 03/02/28 (Call 12/02/27)	2,463	2,627,080
3.38%, 08/15/29 (Call 05/15/29)(a)	3,670	3,994,413
Viterra Finance BV, 3.20%, 04/21/31 (Call 01/21/31)(b)	3,125	3,181,922
		107,789,729
Airlines — 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	16,557	18,142,068
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	8,505	9,079,088
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	3,168	3,176,687
3.45%, 11/16/27 (Call 08/16/27)	1,060	1,123,491
5.13%, 06/15/27 (Call 04/15/27)(a)	9,256	10,542,076
		42,063,410
Apparel — 0.2%
NIKE Inc.
2.75%, 03/27/27 (Call 01/27/27)	4,480	4,745,717
2.85%, 03/27/30 (Call 12/27/29)	7,920	8,414,525
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,295	4,487,920
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	2,466	2,673,446
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(a)	2,329	2,441,313
2.95%, 04/23/30 (Call 01/23/30)(a)	4,335	4,516,176
		27,279,097
Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.80%, 01/13/31(a)	753	734,289
2.00%, 03/24/28	3,734	3,766,270
2.35%, 01/08/27	2,091	2,151,360
3.50%, 02/15/28	2,278	2,497,917
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	2,405	2,535,497
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	3,900	3,804,919

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.30%, 04/06/27 (Call 01/06/27)(b)	$272	$293,077
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,975	3,317,513
3.75%, 04/12/28 (Call 01/12/28)(b)	2,260	2,517,335
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,169	2,444,078
4.15%, 04/09/30 (Call 01/09/30)(b)	4,936	5,623,042
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,475	2,540,139
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	5,108	4,853,259
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	4,597	4,661,499
2.63%, 03/10/30(b)	2,110	2,180,537
3.10%, 08/15/29(b)	2,496	2,661,609
3.45%, 01/06/27(a)(b)	3,604	3,905,681
3.75%, 02/22/28(b)	4,177	4,623,584
4.30%, 02/22/29(a)(b)	2,450	2,802,775
8.50%, 01/18/31	6,798	10,178,357
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	4,116	4,490,814
5.00%, 10/01/28 (Call 07/01/28)(a)	4,066	4,655,425
6.80%, 10/01/27 (Call 08/01/27)	5,358	6,554,660
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	4,977	4,809,808
2.40%, 04/10/28 (Call 02/10/28)	4,382	4,369,765
2.40%, 10/15/28 (Call 08/15/28)	2,675	2,649,499
2.70%, 08/20/27 (Call 06/20/27)(a)	4,830	4,913,209
2.70%, 06/10/31 (Call 03/10/31)	5,057	5,010,638
3.60%, 06/21/30 (Call 03/21/30)	5,534	5,864,908
3.85%, 01/05/28 (Call 10/05/27)(a)	2,588	2,808,939
4.35%, 01/17/27 (Call 10/17/26)(a)	4,542	4,975,099
5.65%, 01/17/29 (Call 10/17/28)	2,829	3,359,163
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	2,773	2,681,126
2.00%, 06/15/28 (Call 04/15/28)(b)	3,283	3,179,829
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	4,745	4,608,603
2.38%, 10/15/27 (Call 08/15/27)(b)	3,718	3,711,619
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	2,429	2,529,584
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,908	4,935,405
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	280	302,838
Kia Corp., 3.50%, 10/25/27(a)(b)	1,430	1,532,784
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(a)(b)	5,890	5,757,192
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	3,900	3,894,993
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(b)	12,746	13,733,009
4.81%, 09/17/30 (Call 06/17/30)(b)	12,654	14,144,370
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	5,855	5,744,173
2.69%, 09/15/31 (Call 06/15/31)(b)	5,255	5,175,566
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	3,053	3,165,686
2.76%, 07/02/29	1,490	1,573,506
3.67%, 07/20/28(a)	2,558	2,833,408
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,872	2,777,925
1.65%, 01/10/31	1,578	1,528,699
1.90%, 04/06/28	3,158	3,152,560
1.90%, 09/12/31	7,105	6,984,585
2.15%, 02/13/30	3,659	3,693,347
3.05%, 01/11/28(a)	2,378	2,562,089
Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 01/11/27	$3,534	$3,789,703
3.38%, 04/01/30	3,987	4,389,114
3.65%, 01/08/29(a)	2,366	2,642,482
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(b)	4,390	4,266,518
3.75%, 05/13/30(b)	3,156	3,469,615
4.75%, 11/13/28(b)	3,925	4,541,860
		245,856,852
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,460	1,671,116
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	5,043	5,225,595
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	3,400	3,345,378
3.50%, 05/30/30 (Call 02/28/30)(a)	864	921,551
3.80%, 09/15/27 (Call 06/15/27)(a)	1,494	1,630,426
4.25%, 05/15/29 (Call 02/15/29)	1,799	1,986,956

Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,471	4,547,059
		19,328,081
Banks — 20.5%
ANZ New Zealand Int'l Ltd./London
2.55%, 02/13/30(b)	2,105	2,178,982
3.45%, 07/17/27(b)	2,522	2,736,878
3.45%, 01/21/28(b)	2,620	2,866,529
ASB Bank Ltd., 2.38%, 10/22/31(b)	3,715	3,709,194
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	7,020	6,767,585
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	2,900	2,876,800
3.50%, 10/12/27(a)(b)	880	941,459
Banco General SA, 4.13%, 08/07/27
(Call 05/07/27)(a)(b)	830	889,552

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27
(Call 01/11/27)(a)(b)	1,885	1,981,625
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	4,850	4,523,595
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(b)	500	501,875
Banco Santander SA
2.75%, 12/03/30	7,560	7,394,487
2.96%, 03/25/31	4,165	4,239,845
3.23%, 11/22/32 (Call 11/22/31)(c)	5,000	4,981,800
3.31%, 06/27/29	5,323	5,701,396
3.49%, 05/28/30	5,172	5,465,946
3.80%, 02/23/28	4,622	5,035,140
4.25%, 04/11/27	4,627	5,112,044
4.38%, 04/12/28(a)	5,630	6,321,306
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(b)(c)	5,800	5,837,255
4.45%, 09/19/28(b)	3,433	3,962,415
9.03%, 03/15/29(b)	900	1,229,859
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(SOFR + 1.530%)(c)	13,130	12,555,860
1.92%, 10/24/31 (Call 10/24/30),
(SOFR + 1.370%)(a)(c)	11,569	11,041,421
2.09%, 06/14/29 (Call 06/14/28),
(SOFR + 1.060%)(c)	15,770	15,556,475

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.30%, 07/21/32 (Call 07/21/31),
(SOFR + 1.220%)(c)	$18,295	$17,953,151
2.48%, 09/21/36 (Call 09/21/31)(c)	8,650	8,352,786
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	18,162	18,193,624
2.57%, 10/20/32 (Call 10/20/31),
(SOFR + 1.210%)(c)	15,430	15,496,259
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(c)	14,839	14,962,020
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(c)	20,835	21,098,194
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	10,880	11,245,530
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	12,288	12,959,355
3.25%, 10/21/27 (Call 10/21/26)(a)	10,779	11,425,968
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	27,731	29,544,237
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	10,952	11,774,108
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)(c)	10,550	11,391,550
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	12,648	13,706,711
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(c)	13,116	14,415,407
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	14,114	15,602,798
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	14,982	16,801,796
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10,928	11,952,141
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(c)	7,835	7,918,840
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)	4,247	4,567,400
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	2,042	2,022,136
1.65%, 01/28/31 (Call 10/28/30)(a)	1,418	1,378,289
1.80%, 07/28/31 (Call 04/28/31)(a)	6,095	5,961,099
3.00%, 10/30/28 (Call 07/30/28)(a)	2,387	2,546,260
3.25%, 05/16/27 (Call 02/16/27)	3,313	3,573,785
3.30%, 08/23/29 (Call 05/23/29)	3,279	3,561,601
3.40%, 01/29/28 (Call 10/29/27)	3,510	3,827,358
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	4,630	4,977,483
3.85%, 04/28/28	3,533	3,973,154
Series J, 1.90%, 01/25/29 (Call 11/25/28)	6,040	6,048,651
Bank of Nova Scotia (The), 2.15%, 08/01/31(a)	1,820	1,807,633
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	1,576	1,810,317
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(c)	5,512	5,489,594
2.67%, 03/10/32 (Call 03/10/31)(c)	3,225	3,192,480
2.89%, 11/24/32 (Call 11/24/31)(c)	5,000	5,019,966
3.56%, 09/23/35 (Call 09/23/30)(c)	5,115	5,260,486
4.34%, 01/10/28 (Call 01/10/27)	6,178	6,763,331
4.84%, 05/09/28 (Call 05/07/27)(a)	9,501	10,474,250
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	9,936	11,391,199
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)(c)	6,925	7,870,378

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	$6,913	$6,787,126
2.16%, 09/15/29 (Call 09/15/28)(b)(c)	5,385	5,289,798
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	7,545	7,266,600
2.87%, 04/19/32 (Call 04/19/31)(a)(b)(c)	10,282	10,424,372
3.50%, 11/16/27(a)(b)	7,191	7,698,452
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	5,436	5,921,988
4.40%, 08/14/28(a)(b)	10,315	11,672,527
4.63%, 03/13/27(b)	6,521	7,236,029
4.63%, (Call 02/25/31)(a)(b)(c)(d)	705	696,187
5.20%, 01/10/30 (Call 01/10/29)(b)(c)	4,601	5,400,875
BPCE SA
2.28%, 01/20/32 (Call 01/20/31)(a)(b)(c)	4,962	4,764,577
2.70%, 10/01/29(b)	3,272	3,371,478
3.12%, 10/19/32 (Call 10/19/31)(a)(b)(c)	7,120	7,142,523
3.25%, 01/11/28(b)	3,856	4,098,200
3.38%, 12/02/26	1,671	1,790,394
3.50%, 10/23/27(b)	5,996	6,352,113
4.63%, 09/12/28(a)(b)	3,990	4,551,879
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(c)	7,370	7,366,256
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(c)	16,615	16,686,941
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(c)	14,564	14,645,346
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(c)	11,299	11,469,942
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(c)	11,682	12,143,983
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)(c)	11,951	12,812,829
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	10,450	11,241,395
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(a)(c)	14,258	15,456,324
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	11,110	12,302,467
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	8,102	8,941,191
4.13%, 07/25/28	10,842	11,907,177
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(c)	19,062	21,743,901
4.45%, 09/29/27	19,591	21,787,045
6.63%, 01/15/28(a)	874	1,098,712
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	974	989,765
3.25%, 04/30/30 (Call 01/30/30)	2,920	3,105,905
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	877	991,461
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	5,640	5,501,665
2.69%, 03/11/31(a)(b)	7,170	7,086,387
3.15%, 09/19/27(a)(b)	1,835	1,981,389
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	5,760	6,041,732
3.90%, 03/16/28(a)(b)	4,243	4,804,251
Cooperatieve Rabobank UA, 1.11%, 02/24/27
(Call 02/24/26)(a)(b)(c)	9,019	8,787,760
Credit Agricole SA
3.25%, 01/14/30(b)	8,085	8,401,240
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	5,310	5,685,865

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	$3,786	$4,154,718
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31)(b)(c)	15,251	15,456,418
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	9,345	10,009,058
4.19%, 04/01/31 (Call 04/01/30)(b)(c)	16,339	17,971,721
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	9,809	10,696,335
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,275	1,425,791
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)(b)	3,295	3,242,098
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(c)	6,208	6,237,284
3.55%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(c)	7,908	8,347,131
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,264	2,316,607
4.65%, 09/13/28 (Call 06/13/28)	5,505	6,293,562
DNB Bank ASA, 1.61%, 03/30/28 (Call 03/30/27)(a)(b)(c)	2,070	2,033,233
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	3,576	3,697,781
3.95%, 03/14/28 (Call 02/14/28)(a)	2,873	3,190,924
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	2,740	2,809,266
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,251	1,507,830
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(c)	12,768	12,224,079
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(c)	19,845	19,471,741
2.60%, 02/07/30 (Call 11/07/29)	10,185	10,323,181
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(c)	19,029	19,066,514
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(c)	9,130	9,151,326
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	12,149	13,091,591
3.80%, 03/15/30 (Call 12/15/29)(a)	12,823	14,058,247
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	13,592	14,802,787
3.85%, 01/26/27 (Call 01/26/26)	12,189	13,064,263
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)(c)	17,999	19,957,471
5.95%, 01/15/27	5,267	6,218,333
Hana Bank, 1.25%, 12/16/26(b)	170	167,856
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30)(b)(c)(d)	3,000	4,845,000
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(c)	5,636	5,506,448
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(a)(c)	7,950	7,782,531
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(c)	8,341	8,155,654
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(c)	14,655	14,658,515
2.85%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(c)	8,713	8,820,146
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(c)	10,000	10,013,177
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(c)	15,594	17,000,519

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	$12,547	$13,548,835
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	15,622	17,501,446
4.95%, 03/31/30	11,299	13,285,504
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	3,890	3,741,575
2.55%, 02/04/30 (Call 11/04/29)(a)	3,169	3,227,775
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	1,655	1,768,071
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	2,044	2,229,242
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(c)	2,312	2,354,896
3.95%, 03/29/27	7,233	7,914,852
4.05%, 04/09/29	4,408	4,957,841
4.55%, 10/02/28(a)	6,559	7,566,652
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,835	1,964,344
3.88%, 01/12/28(b)	1,006	1,069,754
Series NR, 4.00%, 09/23/29	2,000	2,173,360
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(c)	8,036	7,597,382
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(c)	14,652	14,046,219
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(c)	8,830	8,721,910
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(c)	5,683	5,695,677
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(c)	13,576	13,703,071
2.55%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(c)	16,385	16,467,727
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(c)	15,217	15,345,259
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(c)	19,152	19,671,927
2.96%, 05/13/31 (Call 05/13/30),
(SOFR + 2.515%)(c)	14,257	14,725,588
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	9,518	10,232,328
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(c)	13,195	14,165,759
3.63%, 12/01/27 (Call 12/01/26)	6,579	7,057,930
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	13,087	14,255,283
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	14,905	16,151,185
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	11,577	12,784,260
4.13%, 12/15/26	10,444	11,543,657
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	13,208	14,764,097
4.25%, 10/01/27(a)	4,858	5,427,474
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(c)	10,464	11,890,662
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(c)	12,389	14,299,077
8.00%, 04/29/27	2,662	3,463,458

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.75%, 09/01/30	$65	$97,746
KeyBank N.A./Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	1,626	1,803,159
6.95%, 02/01/28	490	623,009
KeyCorp.
2.25%, 04/06/27(a)	3,650	3,730,504
2.55%, 10/01/29	3,174	3,266,704
4.10%, 04/30/28	3,662	4,173,814
Kookmin Bank, 2.50%, 11/04/30(b)	1,000	985,343
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	9,008	9,626,987
3.75%, 01/11/27	6,313	6,828,810
4.38%, 03/22/28	7,581	8,515,361
4.55%, 08/16/28	6,527	7,477,821
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	3,255	3,211,456
3.62%, 06/03/30(a)(b)	3,718	3,851,257
Macquarie Group Ltd.
1.94%, 04/14/28 (Call 04/14/27)(b)(c)	2,715	2,677,396
2.69%, 06/23/32 (Call 06/23/31)(a)(b)(c)	3,005	2,989,840
2.87%, 01/14/33 (Call 01/14/32)(a)(b)(c)	4,000	4,008,316
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(c)	3,132	3,397,631
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	1,750	1,980,961
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	4,133	4,819,042
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	805	866,140
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	6,829	6,659,737
2.31%, 07/20/32 (Call 07/20/31)(a)(c)	8,139	8,040,693
2.49%, 10/13/32 (Call 10/13/31)(c)	2,550	2,559,055
2.56%, 02/25/30(a)	6,389	6,517,785
3.20%, 07/18/29	9,319	9,857,388
3.29%, 07/25/27(a)	4,455	4,772,855
3.68%, 02/22/27(a)	4,420	4,818,341
3.74%, 03/07/29	8,493	9,326,383
3.96%, 03/02/28	6,475	7,202,496
4.05%, 09/11/28	3,272	3,681,205
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(c)	4,388	4,222,971
2.17%, 05/22/32 (Call 05/22/31)(c)	2,485	2,433,476
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(c)	5,596	5,477,847
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	3,070	3,020,996
2.56%, 09/13/31	4,290	4,227,421
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(a)(c)	2,718	2,759,520
2.87%, 09/13/30 (Call 09/13/29),
(SOFR + 1.572%)(c)	2,354	2,441,004
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)(c)	1,933	2,045,074
3.17%, 09/11/27	5,399	5,721,515
3.66%, 02/28/27	2,345	2,540,898
4.02%, 03/05/28(a)	4,314	4,808,870
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(c)	4,461	5,003,240
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(c)	12,676	12,007,153
Security	Par (000)	Value

Banks (continued)
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(c)	$11,687	$11,164,556
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(c)	16,340	16,012,536
2.48%, 09/16/36 (Call 09/16/31),
(SOFR + 1.360%)(c)	14,665	14,191,450
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(c)	11,515	11,552,411
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(a)(c)	17,429	17,895,628
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)(c)	14,561	15,664,364
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(c)	14,987	16,362,582
3.63%, 01/20/27	14,558	15,755,700
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(c)	14,493	15,817,145
3.95%, 04/23/27	9,958	10,880,620
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)(c)	14,663	16,718,837
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	7,829	7,517,271
2.99%, 05/21/31(b)	7,078	7,117,155
3.50%, 01/10/27(b)	1,423	1,548,522
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,538	7,007,016
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	4,130	4,087,428
3.07%, 05/22/28 (Call 05/22/27)(c)	3,190	3,322,881
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	6,122	6,930,521
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(a)(c)	8,455	9,717,718
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	8,564	9,974,617
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	2,150	2,127,588
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	896	996,520
Norinchukin Bank (The), 2.08%, 09/22/31(a)(b)	6,865	6,868,925
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	3,663	3,656,901
3.15%, 05/03/29 (Call 02/03/29)	2,075	2,245,863
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	1,276	1,349,666
3.65%, 08/03/28 (Call 05/03/28)(a)	1,840	2,066,674
PNC Bank N.A.
2.70%, 10/22/29	3,861	4,009,744
3.10%, 10/25/27 (Call 09/25/27)(a)	4,846	5,192,495
3.25%, 01/22/28 (Call 12/23/27)	3,552	3,841,990
4.05%, 07/26/28	6,188	6,992,524
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(c)	3,165	3,181,227
2.55%, 01/22/30 (Call 10/24/29)(a)	10,576	10,899,238
3.15%, 05/19/27 (Call 04/19/27)(a)	3,910	4,215,374
3.45%, 04/23/29 (Call 01/23/29)	7,268	7,931,432
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	4,766	4,671,354
Royal Bank of Canada, 2.30%, 11/03/31	5,000	5,027,497
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	3,594	3,963,506

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31),
(SOFR + 1.475%)(c)	$1,890	$1,912,052
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(c)	3,513	3,769,299
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	160	172,203
4.00%, 04/23/29(b)	2,405	2,654,350
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(a)(b)(c)	7,250	7,242,839
3.00%, 01/22/30(a)(b)	4,332	4,467,349
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	2,150	2,219,532
4.00%, 01/12/27(b)	838	901,779
4.75%, 09/14/28(a)(b)	4,600	5,247,612
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	6,380	6,215,926
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	6,065	5,984,439
4.30%, 02/19/27(a)(b)	5,692	6,085,704
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	5,536	6,196,924
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	10,692	12,110,474
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,795	3,047,996
State Street Corp.
2.20%, 03/03/31	4,434	4,404,250
2.40%, 01/24/30(a)	3,873	3,983,440
3.03%, 11/01/34 (Call 11/01/29),
(SOFR + 1.490%)(c)	1,950	2,039,822
3.15%, 03/30/31 (Call 03/30/30),
(SOFR + 2.650%)(c)	1,742	1,892,154
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	4,078	4,661,671
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,861	2,708,536
1.90%, 09/17/28(a)	9,478	9,270,561
2.13%, 07/08/30	5,938	5,834,328
2.14%, 09/23/30	4,243	4,087,200
2.22%, 09/17/31(a)	5,130	5,032,849
2.72%, 09/27/29	2,727	2,802,789
2.75%, 01/15/30(a)	6,409	6,614,128
3.04%, 07/16/29	12,171	12,753,481
3.20%, 09/17/29(a)	2,509	2,626,692
3.35%, 10/18/27	2,940	3,165,665
3.36%, 07/12/27(a)	5,381	5,812,015
3.45%, 01/11/27	5,511	5,918,824
3.54%, 01/17/28	4,367	4,755,754
3.94%, 07/19/28	5,222	5,802,092
4.31%, 10/16/28(a)	3,524	4,010,358
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	3,016	2,858,738
2.10%, 05/15/28 (Call 03/15/28)	990	987,775
3.13%, 06/05/30 (Call 03/05/30)	3,095	3,250,481
Toronto-Dominion Bank (The)
2.00%, 09/10/31	4,685	4,651,564
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	2,851	3,077,853
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)(a)	6,428	6,392,387
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,817	3,665,332
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(c)	4,780	4,711,889
1.95%, 06/05/30 (Call 03/05/30)	4,131	4,095,259
3.88%, 03/19/29 (Call 02/16/29)(a)	3,452	3,825,374
Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	$3,858	$3,640,798
2.49%, 11/03/36 (Call 11/03/31)(c)	7,000	6,959,287
3.00%, 07/30/29 (Call 04/30/29)	5,111	5,419,203
3.90%, 04/26/28 (Call 03/24/28)	4,125	4,652,382
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	7,551	8,078,443
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	9,349	9,036,713
3.13%, 08/13/30 (Call 08/13/29)(b)(c)	8,026	8,415,448
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	8,009	8,859,450
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(b)(c)	5,855	5,796,389
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	358	396,116
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(c)	13,722	13,899,924
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(a)(c)	15,489	15,714,519
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(c)	16,921	17,550,862
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	12,748	13,722,859
4.15%, 01/24/29 (Call 10/24/28)	13,568	15,154,314
4.30%, 07/22/27	10,361	11,520,100
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(c)	13,880	16,039,359
Westpac Banking Corp.
1.95%, 11/20/28	2,945	2,931,031
2.15%, 06/03/31	5,888	5,895,636
2.65%, 01/16/30(a)	4,720	4,950,391
2.67%, 11/15/35 (Call 11/15/30)(c)	7,274	7,129,018
3.02%, 11/18/36 (Call 11/18/31)(c)	2,480	2,465,538
3.35%, 03/08/27	4,595	4,957,613
3.40%, 01/25/28(a)	5,021	5,487,694
4.11%, 07/24/34 (Call 07/24/29)(c)	6,381	6,919,732
4.32%, 11/23/31 (Call 11/23/26)(c)	5,669	6,150,367
Wintrust Financial Corp., 4.85%, 06/06/29	383	417,143
Woori Bank, 5.13%, 08/06/28(b)	422	492,344
Zions Bancorp. N.A., 3.25%, 10/29/29
(Call 07/29/29)(a)	925	966,880
		2,398,345,896
Beverages — 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%,
06/29/28 (Call 03/29/28)(a)(b)	2,000	1,965,520
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	8,370	9,153,463
4.00%, 04/13/28 (Call 01/13/28)	12,585	14,085,855
4.75%, 01/23/29 (Call 10/23/28)	19,817	23,103,244
4.90%, 01/23/31 (Call 10/23/30)	3,397	4,082,124
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(a)(b)	4,175	4,764,487
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	185	181,171
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	5,522	5,266,884
1.38%, 03/15/31	2,213	2,081,855
1.45%, 06/01/27(a)	3,796	3,757,498
1.50%, 03/05/28	4,132	4,068,943
1.65%, 06/01/30	6,757	6,526,397
2.00%, 03/05/31(a)	3,767	3,746,306
2.13%, 09/06/29	5,480	5,575,607
2.25%, 01/05/32	6,370	6,438,461

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.90%, 05/25/27(a)	$3,164	$3,365,175
3.38%, 03/25/27	6,538	7,086,149
3.45%, 03/25/30	3,645	4,059,161
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	1,300	1,279,242
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	6,524	6,702,236
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	5,325	5,189,164
2.88%, 05/01/30 (Call 02/01/30)(a)	2,977	3,053,210
3.15%, 08/01/29 (Call 05/01/29)(a)	3,836	4,044,278
3.50%, 05/09/27 (Call 02/09/27)(a)	2,427	2,616,668
3.60%, 02/15/28 (Call 11/15/27)(a)	3,406	3,709,409
3.70%, 12/06/26 (Call 09/06/26)(a)	2,353	2,547,127
4.65%, 11/15/28 (Call 08/15/28)	2,506	2,867,628
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,695	5,645,466
2.38%, 10/24/29 (Call 07/24/29)	4,534	4,650,447
3.88%, 05/18/28 (Call 02/18/28)	2,214	2,491,047
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	5,474	5,954,283
JDE Peet's NV
1.38%, 01/15/27 (Call 12/15/26)(b)	2,010	1,955,756
2.25%, 09/24/31 (Call 06/24/31)(a)(b)	4,530	4,420,812
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,744	2,718,699
3.20%, 05/01/30 (Call 02/01/30)	3,741	3,973,559
3.43%, 06/15/27 (Call 03/15/27)	2,543	2,743,244
4.60%, 05/25/28 (Call 02/25/28)	9,456	10,804,839
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,410	3,260,734
1.63%, 05/01/30 (Call 02/01/30)	4,696	4,565,241
1.95%, 10/21/31 (Call 07/21/31)(a)	7,970	7,919,909
2.63%, 03/19/27 (Call 01/19/27)	2,739	2,884,616
2.63%, 07/29/29 (Call 04/29/29)	5,617	5,923,818
2.75%, 03/19/30 (Call 12/19/29)	7,136	7,517,015
3.00%, 10/15/27 (Call 07/15/27)(a)	4,670	5,022,676
7.00%, 03/01/29	985	1,338,601
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	2,915	2,774,266
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	1,625	1,530,733
		229,413,023
Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	6,135	5,960,167
2.00%, 01/15/32 (Call 10/15/31)	2,800	2,687,968
2.20%, 02/21/27 (Call 12/21/26)	8,289	8,399,861
2.30%, 02/25/31 (Call 11/25/30)(a)	4,035	4,004,605
2.45%, 02/21/30 (Call 11/21/29)	6,836	6,904,338
3.20%, 11/02/27 (Call 08/02/27)	4,853	5,164,424
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	8,031	7,856,517
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)(a)	3,701	3,552,338
1.65%, 10/01/30 (Call 07/01/30)(a)	5,230	4,980,799
2.95%, 03/01/27 (Call 12/01/26)	6,037	6,352,660
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,914	2,923,732
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	6,535	6,127,407
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	4,815	4,707,077
2.15%, 09/02/31 (Call 06/02/31)	2,775	2,640,035
Security	Par (000)	Value

Biotechnology (continued)
2.20%, 09/02/30 (Call 06/02/30)	$5,356	$5,166,237
		77,428,165
Building Materials — 0.7%
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(a)(b)	1,090	1,164,869
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	6,535	6,683,833
2.70%, 02/15/31 (Call 11/15/30)(a)	2,849	2,890,695
2.72%, 02/15/30 (Call 11/15/29)	10,436	10,648,547
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	307	329,891
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	4,698	5,210,312
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)(a)	3,596	3,551,199
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)(a)	3,462	3,722,355
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	4,499	4,344,286
2.00%, 09/16/31 (Call 06/16/31)(a)	3,100	2,986,901
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	2,594	2,565,610
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,687	1,680,197
3.45%, 06/01/27 (Call 03/01/27)	465	499,926
3.50%, 12/15/27 (Call 09/15/27)	4,102	4,425,413
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	3,987	4,019,480
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(a)	2,345	2,257,901
2.00%, 10/01/30 (Call 07/01/30)	1,380	1,327,178
2.00%, 02/15/31 (Call 11/15/30)	3,168	3,042,108
3.50%, 11/15/27 (Call 08/15/27)(a)	2,574	2,774,328
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)(a)	1,372	1,498,997
3.95%, 08/15/29 (Call 05/15/29)	2,895	3,169,762
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	2,500	2,776,275
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(b)	2,125	2,055,849
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,631	3,935,939
3.90%, 04/01/27 (Call 01/01/27)	1,939	2,131,298
		79,693,149
Chemicals — 1.8%
Air Liquide Finance SA, 2.25%, 09/10/29
(Call 06/10/29)(a)(b)	2,823	2,881,811
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	3,809	3,868,499
2.05%, 05/15/30 (Call 02/15/30)(a)	4,266	4,291,931
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(a)(b)	4,700	4,644,070
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	1,736	1,892,328
CF Industries Inc., 4.50%, 12/01/26(b)	3,671	4,107,785
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28
(Call 03/01/28)(a)(b)	2,888	3,194,548
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	4,713	4,644,477
4.80%, 11/30/28 (Call 08/30/28)	3,671	4,302,836
7.38%, 11/01/29	4,429	5,959,471

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	$11,471	$13,365,823
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	3,034	3,485,637
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,010	2,836,362
3.25%, 12/01/27 (Call 09/01/27)	2,926	3,162,028
4.80%, 03/24/30 (Call 12/24/29)(a)	3,573	4,306,716
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	2,947	2,999,102
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(b)	3,395	3,375,649
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	2,830	3,059,053
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (Call 12/18/30)(b)	4,675	4,749,984
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	1,156	1,181,052
4.50%, 05/01/29 (Call 02/01/29)(a)	4,068	4,516,455
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	6,080	5,992,458
2.30%, 11/01/30 (Call 08/01/30)(b)	6,993	6,838,889
4.45%, 09/26/28 (Call 06/26/28)(a)	2,178	2,473,961
LG Chem Ltd.
2.38%, 07/07/31(b)	3,500	3,451,315
3.63%, 04/15/29(b)	1,000	1,097,090
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	4,030	3,767,477
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,214	2,847,462
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	4,536	4,884,286
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	2,652	2,653,938
3.38%, 05/01/30 (Call 02/01/30)	2,714	2,939,466
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,175	3,822,700
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,206,695
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,919	2,910,880
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	2,983	3,129,205
4.00%, 12/15/26 (Call 09/15/26)(a)	1,659	1,818,647
4.20%, 04/01/29 (Call 01/01/29)	4,347	4,913,486
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(a)(b)	4,400	4,287,184
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	629	645,920
2.80%, 08/15/29 (Call 05/15/29)(a)	2,817	2,945,095
3.75%, 03/15/28 (Call 12/15/27)(a)	2,903	3,242,077
Rohm & Haas Co., 7.85%, 07/15/29	2,058	2,820,358
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	2,164	2,343,700
4.55%, 03/01/29 (Call 12/01/28)	2,030	2,310,855
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,180	4,708,921
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,000	2,944,260
2.30%, 05/15/30 (Call 02/15/30)(a)	2,859	2,858,785
2.95%, 08/15/29 (Call 05/15/29)(a)	4,152	4,367,374
3.45%, 06/01/27 (Call 03/01/27)(a)	7,577	8,157,878
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(b)	2,500	2,743,775
Syngenta Finance NV, 5.18%, 04/24/28
(Call 01/24/28)(b)	3,905	4,412,815
Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp., 3.38%, 06/15/30
(Call 03/15/30)	$1,944	$2,082,656
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)(b)	4,097	4,266,744
4.75%, 06/01/28 (Call 03/01/28)(b)	5,440	6,208,590
		204,920,559
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	1,007,540

Commercial Services — 1.3%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,960	1,905,238
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,948,533
4.00%, 07/30/27 (Call 06/30/27)(b)	295	303,508
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	5,846	6,064,582
4.38%, 07/03/29(b)	3,080	3,222,758
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	4,175	4,108,064
4.00%, 05/01/28 (Call 05/01/23)(b)	1,843	1,925,095
4.25%, 11/01/29 (Call 11/01/24)(b)	2,977	3,200,412
4.38%, 08/15/27 (Call 08/15/22)(b)	664	690,560
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	5,263	4,983,537
1.70%, 05/15/28 (Call 03/15/28)	4,024	4,017,598
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)(a)	2,355	2,353,912
3.88%, 08/15/30 (Call 05/15/30)(a)	3,840	4,077,137
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	2,681	2,927,279
CoStar Group Inc., 2.80%, 07/15/30
(Call 04/15/30)(a)(b)	5,177	5,251,038
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	2,195	2,314,790
4.85%, 09/26/28(b)	4,168	4,663,642
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	555	563,291
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,145	5,063,405
3.10%, 05/15/30 (Call 02/15/30)	3,020	3,183,296
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(a)(b)	4,121	4,223,321
4.25%, 02/01/29 (Call 11/01/28)(b)	2,405	2,695,365
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	5,471	5,539,873
2.90%, 11/15/31 (Call 08/15/31)	2,340	2,368,023
3.20%, 08/15/29 (Call 05/15/29)	6,173	6,391,940
4.45%, 06/01/28 (Call 03/01/28)	2,661	2,957,830
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)(b)	2,740	2,703,887
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	4,708	5,324,371
4.75%, 08/01/28 (Call 05/01/28)	3,468	4,014,210
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	865	855,710
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	3,373	3,293,702
3.25%, 01/15/28 (Call 10/15/27)	1,541	1,669,255
4.25%, 02/01/29 (Call 11/01/28)(a)	420	480,419

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	$4,943	$5,010,457
2.85%, 10/01/29 (Call 07/01/29)	7,413	7,802,762
Port of Newcastle Investments Financing Pty Ltd.,
5.90%, 11/24/31 (Call 08/24/31)(b)	200	199,800
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	1,915	1,883,314
2.90%, 10/01/30 (Call 07/01/30)	3,496	3,603,554
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,053	4,269,794
4.00%, 03/18/29 (Call 12/18/28)(a)	4,570	5,080,554
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,208	3,018,916
2.50%, 12/01/29 (Call 09/01/29)	2,801	2,903,040
2.95%, 01/22/27 (Call 10/22/26)	962	1,022,039
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	2,433	2,488,419
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,288	5,277,737
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,584	2,768,007
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(a)(b)	3,280	3,298,228
United Rentals North America Inc., 3.88%, 11/15/27
(Call 11/15/22)(a)	170	176,375
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,049	3,436,530
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)(a)	576	564,728
		158,089,835
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,503	3,492,988
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	7,015	6,801,669
1.25%, 08/20/30 (Call 05/20/30)	3,866	3,639,381
1.40%, 08/05/28 (Call 06/05/28)	12,388	12,102,230
1.65%, 05/11/30 (Call 02/11/30)	8,702	8,468,863
1.65%, 02/08/31 (Call 11/08/30)	9,598	9,318,720
1.70%, 08/05/31 (Call 05/05/31)(a)	5,424	5,281,116
2.20%, 09/11/29 (Call 06/11/29)	8,386	8,545,033
2.90%, 09/12/27 (Call 06/12/27)	10,920	11,606,458
3.00%, 06/20/27 (Call 03/20/27)	7,024	7,517,150
3.00%, 11/13/27 (Call 08/13/27)	8,651	9,242,231
3.20%, 05/11/27 (Call 02/11/27)	8,920	9,594,648
3.35%, 02/09/27 (Call 11/09/26)	10,893	11,802,142
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(b)	4,990	4,826,907
Dell Inc., 7.10%, 04/15/28	1,935	2,413,913
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	8,628	10,226,016
6.10%, 07/15/27 (Call 05/15/27)	2,595	3,125,256
6.20%, 07/15/30 (Call 04/15/30)	3,665	4,658,948
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)(a)	3,910	3,817,968
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	2,905	2,852,159
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(b)	4,845	4,786,936
3.00%, 06/17/27 (Call 04/17/27)(a)	4,782	5,034,274
3.40%, 06/17/30 (Call 03/17/30)	4,462	4,686,425
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	6,492	6,439,934
1.95%, 05/15/30 (Call 02/15/30)(a)	6,761	6,589,884
3.30%, 01/27/27(a)	2,793	3,008,733
3.50%, 05/15/29	14,291	15,530,259
Security	Par (000)	Value

Computers (continued)
6.22%, 08/01/27	$892	$1,096,971
6.50%, 01/15/28(a)	3,070	3,840,275
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(b)	3,110	3,004,759
3.15%, 10/15/31 (Call 07/15/31)(b)	2,580	2,483,950
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	3,418	3,310,401
4.38%, 05/15/30 (Call 02/15/30)(a)	4,085	4,587,190
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	5,115	5,251,059
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)(a)	2,785	2,848,286
2.70%, 06/22/30 (Call 03/22/30)	3,803	3,854,040
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	1,570	1,576,462
		217,263,634
Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,633	3,626,869
2.38%, 12/01/29 (Call 09/01/29)	3,750	3,854,320
2.60%, 04/15/30 (Call 01/15/30)	2,567	2,667,842
3.15%, 03/15/27 (Call 12/15/26)	554	597,077
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	5,211	4,939,875
1.95%, 04/23/31	5,718	5,797,811
2.80%, 03/25/27	2,450	2,603,275
2.85%, 08/11/27(a)	3,588	3,822,391
3.00%, 03/25/30	7,426	8,082,339
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,595	2,465,679
1.75%, 08/12/31 (Call 05/12/31)(a)	4,665	4,538,091
2.13%, 09/06/29 (Call 06/06/29)	3,856	3,930,730
2.90%, 05/05/27 (Call 02/05/27)	4,970	5,280,076
3.50%, 03/22/28 (Call 12/22/27)(a)	6,916	7,624,891
		59,831,266
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	3,170	3,368,637
4.50%, 10/24/28 (Call 07/24/28)(b)	3,066	3,535,116
		6,903,753
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	5,960	6,001,737
3.30%, 01/30/32 (Call 10/30/31)	5,960	6,005,475
3.40%, 10/29/33 (Call 07/29/33)	1,715	1,726,532
3.65%, 07/21/27 (Call 04/21/27)(a)	5,227	5,532,858
3.88%, 01/23/28 (Call 10/23/27)(a)	3,216	3,421,050
4.63%, 10/15/27 (Call 08/15/27)(a)	3,057	3,378,599
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	1,989	2,124,149
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	2,968	2,871,431
3.00%, 02/01/30 (Call 11/01/29)(a)	3,376	3,404,437
3.13%, 12/01/30 (Call 09/01/30)(a)	1,720	1,751,080
3.25%, 10/01/29 (Call 07/01/29)(a)	2,596	2,653,597
3.63%, 04/01/27 (Call 01/01/27)	2,164	2,293,888
3.63%, 12/01/27 (Call 09/01/27)	2,393	2,520,184
4.63%, 10/01/28 (Call 07/01/28)	2,586	2,880,741
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(b)	3,300	3,317,130

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	$5,400	$5,351,568
8.00%, 11/01/31	10,700	15,136,561
8.00%, 11/01/31(a)	200	277,800
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	8,630	9,263,749
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(a)	538	523,406
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	720	706,421
3.95%, 07/15/26 (Call 06/15/26)(b)	1,427	1,476,117
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	1,300	1,345,607
Aviation Capital Group LLC, 3.50%, 11/01/27
(Call 07/01/27)(a)(b)	4,100	4,257,199
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	10,333	10,076,738
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	5,385	5,277,668
3.25%, 02/15/27 (Call 12/15/26)(b)	1,091	1,108,839
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	930	876,024
1.63%, 08/05/28 (Call 06/05/28)(b)	5,515	5,356,464
2.00%, 01/30/32 (Call 10/30/31)(b)	9,000	8,708,542
2.50%, 01/10/30 (Call 10/10/29)(b)	3,506	3,587,222
3.15%, 10/02/27 (Call 07/02/27)(b)	740	784,754
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(b)	4,550	4,423,015
3.25%, 03/15/27 (Call 02/15/27)(b)	5,190	5,187,767
Blue Owl Finance LLC, 3.13%, 06/10/31
(Call 03/10/31)(b)	3,391	3,324,282
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,060	4,044,492
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	3,059	3,128,324
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	950	1,002,739
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	3,700	3,615,792
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	3,385	3,435,167
3.90%, 01/25/28 (Call 10/25/27)	4,291	4,741,047
4.35%, 04/15/30 (Call 01/15/30)	3,536	4,011,539
4.85%, 03/29/29 (Call 12/29/28)(a)	4,099	4,786,009
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(SOFR + 1.337%)(c)	3,731	3,561,172
2.62%, 11/02/32 (Call 11/02/31),
(SOFR + 1.265%)(c)	4,000	3,977,931
3.65%, 05/11/27 (Call 04/11/27)(a)	4,877	5,273,809
3.75%, 03/09/27 (Call 02/09/27)	6,506	7,043,696
3.80%, 01/31/28 (Call 12/31/27)	6,860	7,509,564
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	2,753	2,636,867
3.65%, 01/12/27 (Call 10/12/26)	3,759	4,110,482
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	3,950	3,794,385
1.95%, 12/01/31 (Call 09/01/31)	6,000	5,924,902
2.00%, 03/20/28 (Call 01/20/28)(a)	4,368	4,412,531
2.30%, 05/13/31 (Call 02/13/31)(a)	3,475	3,525,582
2.75%, 10/01/29 (Call 07/01/29)	3,141	3,314,414
3.20%, 03/02/27 (Call 12/02/26)	4,052	4,353,545
3.20%, 01/25/28 (Call 10/25/27)	4,158	4,501,491
Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 05/22/29 (Call 02/22/29)(a)	$1,955	$2,122,595
3.30%, 04/01/27 (Call 01/01/27)	3,958	4,256,132
4.00%, 02/01/29 (Call 11/01/28)(a)	3,397	3,829,838
4.63%, 03/22/30 (Call 12/22/29)	196	234,622
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	4,831	4,968,330
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,589	2,777,888
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	2,853	3,192,443
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	5,836	6,357,878
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,127	2,292,456
FMR LLC, 7.57%, 06/15/29(b)	315	438,679
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	4,456	4,238,803
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	990	954,711
Jefferies Group LLC, 6.45%, 06/08/27	2,207	2,702,062
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	3,490	3,423,208
4.15%, 01/23/30(a)	5,472	6,086,021
4.85%, 01/15/27(a)	3,579	4,082,856
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,714	1,845,139
4.38%, 03/11/29 (Call 12/11/28)	2,652	2,990,402
4.50%, 09/19/28 (Call 06/19/28)(a)	2,467	2,826,684
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,511	5,473,607
2.50%, 04/06/31 (Call 01/06/31)(b)	6,195	6,250,246
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,805	2,807,688
2.00%, 11/18/31 (Call 08/18/31)	4,335	4,336,645
2.95%, 06/01/29 (Call 03/01/29)	5,343	5,739,010
3.30%, 03/26/27 (Call 01/26/27)	3,530	3,820,302
3.35%, 03/26/30 (Call 12/26/29)	6,851	7,563,224
3.50%, 02/26/28 (Call 11/26/27)	2,957	3,255,076
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(b)	200	226,020
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	3,562	3,324,198
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	760	845,799
Nomura Holdings Inc.
2.17%, 07/14/28	5,316	5,216,790
2.61%, 07/14/31	5,795	5,711,791
2.68%, 07/16/30(a)	4,104	4,134,329
3.10%, 01/16/30	7,522	7,782,502
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,790	5,374,672
ORIX Corp.
2.25%, 03/09/31	3,750	3,765,448
3.70%, 07/18/27(a)	627	685,152
Pine Street Trust I, 4.57%, 02/15/29
(Call 11/15/28)(a)(b)	1,878	2,142,249
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	3,626	3,729,479
6.15%, 12/06/28(b)	1,887	2,243,600
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	2,719	3,165,782
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	1,034	1,144,064
SURA Asset Management SA, 4.38%, 04/11/27(b)	100	106,426
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	4,088	4,048,319

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.95%, 12/01/27 (Call 09/01/27)	$3,973	$4,289,329
5.15%, 03/19/29 (Call 12/19/28)	2,427	2,821,314
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	551	556,825
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,452	2,348,445
1.10%, 02/15/31 (Call 11/15/30)(a)	4,960	4,619,349
1.90%, 04/15/27 (Call 02/15/27)(a)	7,128	7,243,170
2.05%, 04/15/30 (Call 01/15/30)	7,333	7,399,907
2.75%, 09/15/27 (Call 06/15/27)	3,552	3,767,950
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	2,352	2,343,520
		417,541,085
Electric — 6.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	860	848,201
4.88%, 04/23/30(a)(b)	6,956	8,217,540
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,200	1,170,655
3.95%, 02/12/30(a)(b)	4,514	4,511,314
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	2,470	2,729,187
Series I, 2.10%, 07/01/30 (Call 04/01/30)	3,137	3,024,581
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	6,040	5,912,398
3.95%, 07/15/30 (Call 04/15/30)(b)	3,946	4,254,143
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	6,315	6,401,894
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	2,881	2,708,449
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,531	1,709,366
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	2,437	2,366,930
1.95%, 03/15/27 (Call 02/15/27)	120	119,908
3.50%, 01/15/31 (Call 10/15/30)(a)	2,678	2,908,875
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	4,269	4,052,615
3.80%, 05/15/28 (Call 02/15/28)	2,180	2,426,585
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,168	2,125,932
3.20%, 11/13/27 (Call 08/13/27)(a)	2,337	2,478,611
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,828	3,164,519
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	1,385	1,411,208
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,640	1,747,833
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,400	1,366,607
2.60%, 08/15/29 (Call 05/15/29)	2,224	2,275,454
2.95%, 09/15/27 (Call 06/15/27)(a)	625	659,063
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,090	1,093,058
4.00%, 10/15/28 (Call 07/15/28)	2,253	2,519,174
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	875	987,194
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,385	4,825,252
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	2,418	2,411,578
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	2,405	2,287,394
3.25%, 04/15/28 (Call 01/15/28)(a)	2,557	2,752,726
Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)	$4,962	$5,523,587
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,393	1,386,795
3.05%, 10/15/29 (Call 07/15/29)	2,598	2,708,884
3.15%, 01/15/27 (Call 07/15/26)(a)	1,782	1,870,546
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	1,725	1,827,107
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	290	295,702
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	1,422	1,435,401
2.95%, 03/01/30 (Call 12/01/29)	3,357	3,460,234
4.25%, 11/01/28 (Call 08/01/28)	2,581	2,895,985
Cleco Corporate Holdings LLC, 3.38%, 09/15/29
(Call 06/15/29)(a)	1,195	1,213,858
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,270	1,340,259
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	1,200	1,385,143
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,444	1,505,460
3.45%, 08/15/27 (Call 05/15/27)(a)	1,757	1,896,671
3.75%, 12/01/50 (Call 09/01/30)(c)	1,884	1,852,631
4.75%, 06/01/50 (Call 03/01/30)(c)	2,533	2,783,134
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,500	2,483,775
3.95%, 10/11/27 (Call 07/11/27)(b)	2,521	2,675,436
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,309	5,070,148
4.75%, 02/23/27(b)	4,085	4,499,668
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,289	2,310,414
3.70%, 08/15/28 (Call 05/15/28)	1,993	2,211,701
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,043	2,168,412
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	2,741	2,724,211
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,392	2,569,145
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	1,864	1,876,036
3.80%, 05/15/28 (Call 02/15/28)(a)	1,950	2,149,270
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,427	4,772,766
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,796	2,947,650
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	895	1,008,023
Consumers Energy Co., 3.80%, 11/15/28
(Call 08/15/28)(a)	1,578	1,764,727
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	3,230	3,621,571
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,298	2,486,775
Series C, 2.25%, 08/15/31 (Call 05/15/31)	6,795	6,668,809
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,688	6,038,121
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,000	2,012,887
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,564	3,602,923
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,311	4,296,024
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	695	718,937
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	1,852	1,921,482
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,305	1,387,758
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,243	2,299,877
2.45%, 02/01/30 (Call 11/01/29)	2,230	2,265,705

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.55%, 04/15/31 (Call 01/15/31)	$2,670	$2,726,377
2.95%, 12/01/26 (Call 09/01/26)	3,074	3,250,303
3.95%, 11/15/28 (Call 08/15/28)	3,410	3,823,083
Series A, 6.00%, 12/01/28	1,126	1,393,771
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	6,041	5,993,696
2.55%, 06/15/31 (Call 03/15/31)	4,574	4,551,871
3.15%, 08/15/27 (Call 05/15/27)	4,011	4,214,637
3.40%, 06/15/29 (Call 03/15/29)	3,117	3,326,226
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,406	2,313,416
2.40%, 12/15/31 (Call 09/15/31)	2,550	2,566,151
2.50%, 12/01/29 (Call 09/01/29)(a)	2,423	2,496,015
3.20%, 01/15/27 (Call 10/15/26)(a)	3,269	3,493,594
3.80%, 07/15/28 (Call 04/15/28)(a)	3,260	3,615,405
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,585	2,540,515
3.65%, 02/01/29 (Call 11/01/28)	2,211	2,416,295
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	3,635	3,565,885
3.45%, 03/15/29 (Call 12/15/28)	2,502	2,707,756
3.70%, 09/01/28 (Call 06/01/28)	2,933	3,234,680
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	1,567	1,543,147
2.78%, 01/07/32 (Call 10/07/31)(b)	965	964,487
3.62%, 08/01/27 (Call 05/01/27)(b)	1,840	1,959,371
Edison International
4.13%, 03/15/28 (Call 12/15/27)(a)	2,668	2,845,398
5.75%, 06/15/27 (Call 04/15/27)(a)	2,838	3,232,867
EDP Finance BV, 1.71%, 01/24/28(b)	6,668	6,500,108
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(b)	10,410	11,858,803
Emera US Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	2,395	2,388,210
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,946	5,477,695
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,425	7,283,631
2.25%, 07/12/31 (Call 04/12/31)(b)	6,679	6,529,443
3.50%, 04/06/28(b)	5,596	6,044,841
3.63%, 05/25/27(b)	190	205,971
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,381	2,384,000
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	855	954,916
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)	2,658	2,590,883
2.40%, 06/15/31 (Call 03/05/31)	2,164	2,137,298
2.80%, 06/15/30 (Call 03/15/30)(a)	3,757	3,842,032
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	3,098	2,916,703
3.05%, 06/01/31 (Call 03/01/31)(a)	215	228,004
3.12%, 09/01/27 (Call 06/01/27)(a)	2,848	3,009,754
3.25%, 04/01/28 (Call 01/01/28)(a)	2,311	2,485,891
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(a)	1,823	1,919,153
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,358	3,167,640
4.00%, 03/30/29 (Call 12/30/28)(a)	1,778	1,967,247
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	3,936	4,096,683
Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	$1,200	$1,271,537
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	1,796	1,810,763
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	1,910	1,933,837
Series M, 3.30%, 01/15/28 (Call 10/15/27)	2,109	2,263,870
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,425	1,606,145
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,158	2,962,787
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	6,269	7,026,541
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	1,596	1,690,230
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	3,542	3,611,474
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,273	1,363,364
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,808	1,987,000
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,128	1,129,639
3.60%, 04/01/29 (Call 01/01/29)(a)	1,380	1,518,308
4.10%, 09/26/28 (Call 06/26/28)	3,077	3,460,503
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,465	1,626,141
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	6,088,500
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	3,395	3,501,030
3.35%, 11/15/27 (Call 08/15/27)(a)	2,507	2,674,848
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	1,825	1,860,130
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	3,035	3,126,080
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	4,383	4,224,428
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	1,340	1,266,757
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	2,175	2,421,776
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	2,453	2,619,243
3.65%, 04/15/29 (Call 01/15/29)	6,599	7,260,513
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,430	3,800,768
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,365	5,512,537
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,433	1,571,849
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)(b)	1,832	1,969,626
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	2,181	2,346,385
3.92%, 08/01/28 (Call 05/01/28)(b)	610	673,200
National Grid USA, 8.00%, 11/15/30	15	20,327
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	805	742,641
1.65%, 06/15/31 (Call 03/15/31)(a)	1,200	1,138,686
2.40%, 03/15/30 (Call 12/15/29)	3,817	3,858,895
3.05%, 04/25/27 (Call 01/25/27)(a)	710	754,836
3.40%, 02/07/28 (Call 11/07/27)	3,070	3,328,899
3.70%, 03/15/29 (Call 12/15/28)	2,013	2,230,814
3.90%, 11/01/28 (Call 08/01/28)	2,862	3,186,557

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	$2,306	$2,546,299
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,896	2,940,377
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	6,365	6,269,185
3.25%, 12/01/26 (Call 09/01/26)(b)	10	10,668
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)(a)	4,835	4,759,774
2.25%, 06/01/30 (Call 03/01/30)	10,701	10,638,245
2.75%, 11/01/29 (Call 08/01/29)	6,016	6,207,732
3.50%, 04/01/29 (Call 01/01/29)	3,943	4,268,991
3.55%, 05/01/27 (Call 02/01/27)	3,907	4,217,184
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)(c)	395	430,492
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(c)	2,151	2,466,585
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	4,690	4,511,010
4.28%, 12/15/28 (Call 09/15/28)(b)	3,760	4,174,658
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	2,830	2,868,248
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(b)	4,169	4,135,779
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	2,917	3,181,314
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	2,185	2,132,506
3.20%, 05/15/27 (Call 02/15/27)	3,343	3,587,112
3.25%, 05/15/29 (Call 02/15/29)	3,237	3,479,924
3.95%, 04/01/30 (Call 01/01/30)	1,120	1,265,855
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	80	98,029
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,895	1,949,133
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	2,110	2,006,281
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,441	1,543,855
3.30%, 03/15/30 (Call 09/15/29)	1,424	1,525,869
3.80%, 08/15/28 (Call 02/15/28)	2,238	2,455,495
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	1,264	1,321,516
2.75%, 05/15/30 (Call 02/15/30)(b)	1,400	1,463,704
3.70%, 11/15/28 (Call 08/15/28)	220	245,072
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	6,696	6,446,661
2.50%, 02/01/31 (Call 11/01/30)	7,050	6,736,871
3.00%, 06/15/28 (Call 04/15/28)(a)	3,830	3,859,410
3.25%, 06/01/31 (Call 03/01/31)	7,321	7,365,079
3.30%, 03/15/27 (Call 12/15/26)	2,156	2,190,471
3.30%, 12/01/27 (Call 09/01/27)(a)	6,534	6,653,192
3.75%, 07/01/28	5,417	5,646,403
4.55%, 07/01/30 (Call 01/01/30)	11,784	12,860,634
4.65%, 08/01/28 (Call 05/01/28)	2,305	2,520,874
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	679	703,960
3.50%, 06/15/29 (Call 03/15/29)	1,648	1,793,048
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,946	2,016,459
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,720	1,816,106
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	3,412	3,599,660
4.13%, 05/15/27(a)(b)	4,086	4,361,805
Security	Par (000)	Value

Electric (continued)
5.45%, 05/21/28(a)(b)	$5,397	$6,170,930
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	5,338	5,284,620
3.38%, 02/05/30(b)	975	995,768
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	195	222,136
Progress Energy Inc.
7.00%, 10/30/31	575	782,131
7.75%, 03/01/31	1,820	2,551,248
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	920	892,010
3.70%, 06/15/28 (Call 12/15/27)	1,872	2,059,327
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,449	2,387,085
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	615	618,639
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	2,265	2,206,725
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	4,033	3,976,503
2.45%, 01/15/30 (Call 10/15/29)	1,763	1,820,921
3.00%, 05/15/27 (Call 02/15/27)	2,394	2,541,830
3.20%, 05/15/29 (Call 02/15/29)	2,058	2,226,415
3.65%, 09/01/28 (Call 06/01/28)	1,789	1,981,567
3.70%, 05/01/28 (Call 02/01/28)(a)	1,152	1,278,549
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	3,830	3,575,719
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,155	2,134,482
4.10%, 06/15/30 (Call 03/15/30)(a)	2,950	3,203,761
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	701	893,467
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	298	316,131
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	4,232	4,048,553
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	3,968	4,203,777
3.40%, 02/01/28 (Call 11/01/27)	5,065	5,395,673
4.13%, 04/01/52 (Call 01/01/27)(c)	3,000	2,966,634
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,456	2,431,197
2.85%, 08/01/29 (Call 05/01/29)	2,408	2,488,246
6.65%, 04/01/29	1,872	2,333,960
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,315	2,594,905
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,089	2,253,179
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	2,408	2,432,040
Southern Co. (The)
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	4,648	4,594,548
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	2,455	2,388,434
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	3,542	3,839,950
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,666	2,960,211
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	3,805	4,190,850
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	515	552,829
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	10,933	11,868,537
4.25%, 05/02/28(b)	3,615	4,130,752
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	2,045	2,088,317
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,250	1,347,762

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)(a)	$2,829	$2,658,326
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,825	3,795,250
2.95%, 06/15/27 (Call 03/15/27)(a)	1,946	2,057,631
2.95%, 03/15/30 (Call 12/15/29)(a)	257	272,038
3.50%, 03/15/29 (Call 12/15/28)	2,408	2,623,995
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,878	1,974,153
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,138	2,303,563
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	4,023	4,425,755
Virginia Electric and Power Co., 2.30%, 11/15/31 (Call 08/15/31)	900	908,540
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	3,717	3,879,765
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,061	4,349,386
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	2,457	2,377,811
1.80%, 10/15/30 (Call 07/15/30)	2,214	2,105,040
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)(a)	1,590	1,565,337
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,355	2,309,644
3.00%, 07/01/29 (Call 04/01/29)	1,752	1,858,103
3.05%, 10/15/27 (Call 07/15/27)(a)	1,346	1,421,744
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)(a)	3,000	3,028,104
2.60%, 12/01/29 (Call 06/01/29)	2,714	2,770,265
3.35%, 12/01/26 (Call 06/01/26)(a)	2,285	2,439,575
3.40%, 06/01/30 (Call 12/01/29)(a)	3,351	3,614,861
4.00%, 06/15/28 (Call 12/15/27)	3,359	3,741,258
		774,589,195
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	1,824	1,787,109
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)(a)	3,107	3,104,790
1.95%, 10/15/30 (Call 07/15/30)	2,502	2,464,023
		7,355,922
Electronics — 0.8%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,391	2,345,391
2.30%, 03/12/31 (Call 12/12/30)(a)	4,428	4,385,600
2.75%, 09/15/29 (Call 06/15/29)	2,740	2,840,735
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,249	2,412,896
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	805	859,630
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,300	4,225,395
2.80%, 02/15/30 (Call 11/15/29)	3,775	3,910,485
4.35%, 06/01/29 (Call 03/01/29)(a)	2,303	2,633,023
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	1,595	1,612,835
3.88%, 01/12/28 (Call 10/12/27)(a)	2,495	2,702,231
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	1,817	1,802,974
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,186	3,621,609
4.88%, 05/12/30 (Call 02/12/30)	3,140	3,592,912
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	$5,998	$5,839,027
1.75%, 09/01/31 (Call 06/01/31)	9,920	9,623,582
1.95%, 06/01/30 (Call 03/01/30)(a)	5,645	5,637,756
2.70%, 08/15/29 (Call 05/15/29)	921	969,973
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)(a)	1,777	1,777,978
3.15%, 08/15/27 (Call 05/15/27)(a)	440	467,937
3.50%, 02/15/28 (Call 11/15/27)	3,053	3,287,160
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)(a)	1,926	1,986,035
3.60%, 01/15/30 (Call 10/15/29)(a)	3,815	4,146,152
3.95%, 01/12/28 (Call 10/12/27)	2,383	2,613,106
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,003	3,172,583
4.60%, 04/06/27 (Call 01/06/27)(a)	3,398	3,830,691
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)(a)(b)	2,860	2,796,541
2.65%, 08/09/31 (Call 05/09/31)(a)(b)	2,765	2,676,833
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,870	3,290,397
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,949	2,099,889
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(a)(b)	2,840	2,772,692
2.95%, 04/01/31 (Call 01/01/31)(b)	2,985	2,945,598
		96,879,646
Engineering & Construction — 0.1%
Mexico City Airport Trust, 3.88%, 04/30/28 (Call 01/30/28)(b)	2,912	2,995,720
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	2,275	2,195,102
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	5,487	6,072,834
		11,263,656
Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	3,087	2,876,979
2.30%, 03/01/30 (Call 12/01/29)	3,082	3,100,543
2.38%, 03/15/33 (Call 12/15/32)	5,000	4,975,331
3.38%, 11/15/27 (Call 08/15/27)(a)	3,735	4,002,279
3.95%, 05/15/28 (Call 02/15/28)(a)	3,741	4,152,172
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	4,000	3,914,232
2.60%, 02/01/30 (Call 11/01/29)	2,900	2,974,025
3.50%, 05/01/29 (Call 02/01/29)	2,850	3,107,227
4.25%, 12/01/28 (Call 09/01/28)	2,470	2,794,743
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)(a)	4,209	4,004,789
1.50%, 03/15/31 (Call 12/15/30)(a)	4,924	4,614,994
2.00%, 06/01/29 (Call 04/01/29)(a)	2,395	2,376,839
3.15%, 11/15/27 (Call 08/15/27)	3,831	4,074,931
7.00%, 07/15/28(a)	200	259,471
		47,228,555
Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,370	4,420,925
Bestfoods, Series F, 6.63%, 04/15/28(a)	365	467,091
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	3,092	3,079,917
4.15%, 03/15/28 (Call 12/15/27)	4,971	5,531,940
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,437	4,697,008

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	$330	$336,158
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,595	3,653,598
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	6,536	6,261,122
4.85%, 11/01/28 (Call 08/01/28)	7,664	8,903,674
7.00%, 10/01/28(a)	1,176	1,536,407
8.25%, 09/15/30	2,306	3,306,333
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	3,017	2,988,529
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	3,345	3,302,604
2.88%, 04/15/30 (Call 01/15/30)(a)	3,395	3,563,691
3.20%, 02/10/27 (Call 11/10/26)	3,609	3,857,417
4.20%, 04/17/28 (Call 01/17/28)(a)	6,849	7,712,971
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	1,771	1,749,413
2.45%, 11/15/29 (Call 08/15/29)(a)	1,802	1,905,874
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,776	3,748,419
1.80%, 06/11/30 (Call 03/11/30)	5,493	5,386,294
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	3,554	3,715,895
JBS USA Food Co., 5.75%, 01/15/28 (Call 07/15/22)(b)	3,600	3,775,680
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	4,525	4,880,212
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	6,000	6,436,140
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	6,525	7,150,682
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,500	2,416,690
2.38%, 03/15/30 (Call 12/15/29)(a)	3,055	3,084,263
3.38%, 12/15/27 (Call 09/15/27)(a)	2,440	2,621,627
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	2,515	2,488,645
3.40%, 11/15/27 (Call 08/15/27)(a)	2,912	3,132,024
4.30%, 05/15/28 (Call 02/15/28)	2,762	3,154,666
Series B, 7.45%, 04/01/31(a)	2,973	4,217,719
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,869	4,614,687
2.20%, 05/01/30 (Call 02/01/30)(a)	4,947	4,938,536
3.70%, 08/01/27 (Call 05/01/27)(a)	3,343	3,660,789
4.50%, 01/15/29 (Call 10/15/28)(a)	2,728	3,148,547
8.00%, 09/15/29	1,348	1,867,290
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	3,913	4,199,100
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	2,519	2,388,468
2.50%, 04/15/30 (Call 01/15/30)	2,744	2,786,205
3.40%, 08/15/27 (Call 05/15/27)(a)	3,583	3,844,692
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	1,069	1,002,374
2.75%, 04/13/30 (Call 01/13/30)	7,757	8,041,734
4.13%, 05/07/28 (Call 02/07/28)(a)	2,648	3,036,037
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(b)	5,310	5,108,794
1.15%, 01/14/27 (Call 12/14/26)(b)	2,695	2,636,852
1.25%, 09/15/30 (Call 06/15/30)(b)	5,140	4,871,465
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,875	4,776,009
1.88%, 09/14/31 (Call 06/14/31)(b)	1,645	1,623,278
3.63%, 09/24/28 (Call 06/24/28)(b)	6,126	6,850,864
Security	Par (000)	Value

Food (continued)
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	$2,490	$2,745,250
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	3,550	3,479,462
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	1,507	1,513,858
4.25%, 02/01/27 (Call 11/01/26)(b)	2,859	3,081,000
5.20%, 04/01/29 (Call 01/01/29)(b)	1,928	2,208,536
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,617	2,644,358
3.25%, 07/15/27 (Call 04/15/27)	3,260	3,466,838
5.95%, 04/01/30 (Call 01/01/30)	4,998	6,266,926
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	6,474	6,967,772
4.35%, 03/01/29 (Call 12/01/28)(a)	5,112	5,816,762
		231,070,111
Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,588	2,730,599
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,512	1,592,574
4.25%, 04/30/29 (Call 01/30/29)(b)	2,597	2,736,615
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	3,113	3,421,654
Georgia-Pacific LLC
2.10%, 04/30/27 (Call 02/28/27)(b)	3,235	3,289,195
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	7,983	8,089,230
7.25%, 06/01/28	1,555	2,029,751
7.75%, 11/15/29(a)	516	725,987
8.88%, 05/15/31	391	609,244
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	3,650	3,526,812
3.85%, 01/13/30 (Call 10/13/29)(b)	1,640	1,677,720
4.38%, 04/04/27(a)(b)	2,173	2,352,294
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	4,705	4,388,636
3.75%, 01/15/31 (Call 10/15/30)(a)	5,424	5,293,878
5.00%, 01/15/30 (Call 10/15/29)	5,630	5,969,489
6.00%, 01/15/29 (Call 10/15/28)	7,069	7,993,625
		56,427,303
Gas — 0.6%
APT Pipelines Ltd., 4.25%, 07/15/27 (Call 04/15/27)(a)(b)	2,830	3,137,253
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,991	1,870,837
2.63%, 09/15/29 (Call 06/15/29)	1,186	1,227,946
3.00%, 06/15/27 (Call 03/15/27)(a)	1,938	2,057,335
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,538	2,620,611
3.15%, 08/01/27 (Call 05/01/27)(b)	2,819	2,948,241
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(b)	2,411	2,623,938
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,447	1,358,726
4.00%, 04/01/28 (Call 01/01/28)	1,582	1,738,868
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,106	2,052,916
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,234	3,217,573
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	1,745	1,875,875
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	3,100	3,304,600

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(a)	$2,685	$2,716,889
3.95%, 09/15/27 (Call 06/15/27)(a)	1,487	1,561,035
4.75%, 09/01/28 (Call 06/01/28)	1,558	1,727,777
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	4,064	3,817,110
2.95%, 09/01/29 (Call 06/01/29)	3,800	3,937,887
3.49%, 05/15/27 (Call 02/15/27)	5,008	5,371,469
3.60%, 05/01/30 (Call 02/01/30)	3,752	4,030,589
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	1,060	1,040,430
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)(a)	1,460	1,454,758
3.50%, 06/01/29 (Call 03/01/29)	3,208	3,471,193
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	2,135	2,068,537
Southern California Gas Co., Series XX, 2.55%,
02/01/30 (Call 11/01/29)(a)	2,368	2,440,627
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%,
01/15/31 (Call 10/15/30)	1,756	1,641,714
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,414	1,384,676
3.70%, 04/01/28 (Call 01/01/28)(a)	1,175	1,276,829
		67,976,239
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,812	1,832,388
4.63%, 06/15/28 (Call 03/15/28)	1,629	1,830,163
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	300	324,424
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,130	4,218,183
4.25%, 11/15/28 (Call 08/15/28)	2,776	3,211,457
		11,416,615
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	3,245	3,130,685
1.40%, 06/30/30 (Call 03/30/30)(a)	3,613	3,470,325
3.75%, 11/30/26 (Call 08/30/26)(a)	4,175	4,594,468
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	3,814	3,861,849
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	5,162	5,417,062
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	1,594	1,522,696
1.92%, 02/01/27 (Call 01/01/27)(b)	4,105	4,103,270
2.27%, 12/01/28 (Call 10/01/28)(b)	2,735	2,749,982
3.95%, 04/01/30 (Call 01/01/30)	3,057	3,408,733
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	6,264	6,363,437
4.00%, 03/01/28 (Call 12/01/27)	64	72,298
4.00%, 03/01/29 (Call 12/01/28)(a)	5,669	6,340,502
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	4,154	4,419,456
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,492	4,682,185
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,990	3,390,097
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	1,827	1,973,112
PerkinElmer Inc.1.90%, 09/15/28 (Call 07/15/28)	4,300	4,196,274
Security	Par (000)	Value

Health Care - Products (continued)
2.25%, 09/15/31 (Call 06/15/31)	$2,880	$2,792,725
2.55%, 03/15/31 (Call 12/15/30)(a)	1,835	1,872,106
3.30%, 09/15/29 (Call 06/15/29)	4,276	4,532,967
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,322	5,171,322
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	3,567	3,609,654
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5,360	5,268,404
3.65%, 03/07/28 (Call 12/07/27)	2,961	3,234,876
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,718	3,655,432
2.00%, 10/15/31 (Call 07/15/31)	3,745	3,667,820
2.60%, 10/01/29 (Call 07/01/29)	4,700	4,874,069
3.20%, 08/15/27 (Call 05/15/27)	4,047	4,326,325
4.50%, 03/25/30 (Call 12/03/21)	5,602	6,650,906
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	3,000	3,010,394
3.55%, 03/20/30 (Call 12/20/29)(a)	5,024	5,463,466
		121,826,897
Health Care - Services — 1.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	275	290,027
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)	473	528,032
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	80	81,059
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	5,298	5,281,039
2.55%, 03/15/31 (Call 12/15/30)(a)	4,959	5,063,831
2.88%, 09/15/29 (Call 06/15/29)	4,155	4,341,626
3.65%, 12/01/27 (Call 09/01/27)(a)	7,697	8,382,207
4.10%, 03/01/28 (Call 12/01/27)	5,150	5,741,564
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,235	1,289,070
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	116	113,436
2.34%, 01/01/30 (Call 10/01/29)	1,295	1,312,395
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,610	1,567,702
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,125	2,312,182
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	305	297,881
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	1,290	1,457,539
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)(a)	410	421,269
3.35%, 10/01/29 (Call 04/01/29)	4,382	4,674,416
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(b)	4,805	4,619,599
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	500	506,741
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,930	3,160,671
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	4,014	3,917,467
4.13%, 06/15/29 (Call 03/15/29)	9,602	10,553,620
4.50%, 02/15/27 (Call 08/15/26)	6,073	6,680,833
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	4,143	4,097,883
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,342	2,321,827
Humana Inc. 1.35%, 02/03/27 (Call 01/03/27)	3,622	3,511,097

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.15%, 02/03/32 (Call 11/03/31)	$2,110	$2,034,899
3.13%, 08/15/29 (Call 05/15/29)	2,637	2,777,646
3.95%, 03/15/27 (Call 12/15/26)	2,024	2,209,711
4.88%, 04/01/30 (Call 01/01/30)(a)	2,713	3,164,952
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	3,300	3,529,330
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	1,440	1,465,018
2.95%, 12/01/29 (Call 09/01/29)	4,617	4,825,299
3.60%, 09/01/27 (Call 06/01/27)(a)	3,012	3,255,538
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	300	336,230
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	345	338,034
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	205	208,349
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,393	3,521,368
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	565	582,564
2.95%, 06/30/30 (Call 03/30/30)	5,062	5,288,800
4.20%, 06/30/29 (Call 03/30/29)(a)	2,446	2,767,877
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	3,783	3,914,811
3.63%, 09/17/28 (Call 06/17/28)(b)	3,340	3,716,362
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,107	1,239,497
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,095	1,208,763
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	180	194,177
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,016	1,121,814
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,175	3,208,342
Toledo Hospital (The), Series B, 5.33%, 11/15/28.	1,632	1,821,077
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	5,878	5,824,870
2.30%, 05/15/31 (Call 02/15/31)	5,949	6,024,230
2.88%, 08/15/29(a)	6,304	6,664,133
2.95%, 10/15/27(a)	4,695	4,994,693
3.38%, 04/15/27	3,125	3,389,162
3.45%, 01/15/27	3,409	3,702,152
3.85%, 06/15/28	5,713	6,379,932
3.88%, 12/15/28(a)	4,284	4,806,915
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	4,456	4,322,320
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	5,000	4,947,852
		186,311,730
Holding Companies - Diversified — 0.5%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	3,827	3,813,577
3.20%, 11/15/31 (Call 08/15/31)	5,200	5,089,762
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)(b)	2,190	2,123,629
2.85%, 09/30/28 (Call 07/30/28)(b)	10,105	9,799,580
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	30	32,112
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,619	2,821,449
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	4,902	5,108,178
Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	$2,543	$2,794,070
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	440	432,987
3.13%, 10/12/28 (Call 08/12/28)	1,370	1,349,047
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)(a)	4,625	4,470,506
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	1,845	1,811,765
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)	1,367	1,354,068
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,287	1,260,752
2.88%, 06/11/28 (Call 04/11/28)	5,771	5,638,330
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	1,185	1,161,234
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,497	1,471,747
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	3,155	3,021,862
		53,554,655
Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	2,388	2,305,529
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	4,425	5,028,968
5.00%, 06/15/27 (Call 12/15/26)(a)	1,400	1,596,588
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	2,040	1,964,734
3.85%, 01/15/30 (Call 07/15/29)(a)	1,820	1,915,550
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	3,771	3,929,269
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	2,010	2,290,777
		19,031,415
Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	1,828	2,079,368
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,705	2,900,555
4.40%, 03/15/29 (Call 12/15/28)	2,678	3,031,796
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,360	2,521,064
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,940	1,946,177
4.75%, 02/26/29 (Call 11/26/28)(a)	3,335	3,868,229
		16,347,189
Household Products & Wares — 0.4%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	3,300	3,217,615
2.65%, 04/30/30 (Call 02/01/30)	2,702	2,749,615
4.88%, 12/06/28 (Call 09/06/28)	2,412	2,833,406
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	2,017	2,140,349
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	2,779	2,697,086
3.10%, 10/01/27 (Call 07/01/27)(a)	2,000	2,143,782
3.90%, 05/15/28 (Call 02/15/28)(a)	2,175	2,461,207
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	5,560	5,351,302
2.00%, 11/02/31 (Call 08/02/31)	5,400	5,405,110
3.10%, 03/26/30 (Call 12/26/29)(a)	4,772	5,175,683
3.20%, 04/25/29 (Call 01/25/29)(a)	1,332	1,446,853
3.95%, 11/01/28 (Call 08/01/28)(a)	607	692,540

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(b)	$1,000	$992,030
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	11,911	12,612,796
		49,919,374
Insurance — 4.3%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	3,770	4,298,593
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	5,191	5,751,324
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	5,064	5,483,576
3.60%, 04/09/29 (Call 01/09/29)(b)	4,721	5,173,225
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,752	3,054,225
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	2,702	2,938,061
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	3,104	2,943,501
3.28%, 12/15/26 (Call 09/15/26)(a)	2,770	2,980,181
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	2,732	3,110,821
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,193	1,438,360
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	7,952	8,580,025
4.20%, 04/01/28 (Call 01/01/28)	3,815	4,294,095
4.25%, 03/15/29 (Call 12/15/28)	3,179	3,625,923
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)(c)	3,571	4,035,444
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	2,195	2,145,207

AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	2,925	3,000,514
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,209	3,290,101
3.75%, 05/02/29 (Call 02/02/29)	3,742	4,106,113
4.50%, 12/15/28 (Call 09/15/28)	3,396	3,917,240
8.21%, 01/01/27	205	260,943
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	4,394	4,243,409
2.60%, 12/02/31 (Call 09/02/31)	920	926,036
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	2,619	2,892,066
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	380	375,443
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	103,284
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(a)	1,417	1,530,824
4.90%, 03/27/28 (Call 12/27/27)	1,973	2,273,157
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	1,685	1,772,756
Athene Global Funding
1.99%, 08/19/28(b)	8,510	8,253,750
2.45%, 08/20/27(a)(b)	2,750	2,811,276
2.50%, 03/24/28(b)	2,805	2,831,106
2.55%, 11/19/30(a)(b)	2,369	2,370,537
2.65%, 10/04/31(b)	390	387,699
2.67%, 06/07/31(a)(b)	2,295	2,308,800
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	2,999	3,177,293
4.13%, 01/12/28 (Call 10/12/27)	4,951	5,429,994
6.15%, 04/03/30 (Call 01/03/30)(a)	3,496	4,331,624
AXA SA, 8.60%, 12/15/30	6,279	9,101,855
Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$1,691	$1,863,110
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	1,634	1,716,709
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	2,120	2,327,965
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	2,971	2,928,740
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,541	3,381,278
1.85%, 03/12/30 (Call 12/12/29)(a)	2,901	2,883,227
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	875	867,111
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	3,438	4,129,038
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,575	3,531,990
4.50%, 03/15/29 (Call 12/15/28)(a)	2,157	2,463,000
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	280	362,290
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	3,004	2,949,232
3.45%, 08/15/27 (Call 05/15/27)(a)	3,145	3,397,288
3.90%, 05/01/29 (Call 02/01/29)	2,068	2,300,631
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	2,864	3,308,723
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	3,792	3,679,706
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	245	236,609
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,600	2,552,380
4.95%, 06/01/29 (Call 03/01/29)(a)	2,789	3,160,867
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	4,063	3,965,596
1.75%, 11/15/30(a)(b)	1,217	1,172,273
1.80%, 03/08/28(a)(b)	1,785	1,758,348
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	9,138	10,277,556
7.00%, 04/01/28	135	171,961
F&G Global Funding, 2.00%, 09/20/28(b)	5,355	5,223,782
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	3,880	3,996,229
4.63%, 04/29/30 (Call 01/29/30)(a)	2,673	2,999,400
4.85%, 04/17/28 (Call 01/17/28)	3,381	3,819,812
Farmers Exchange Capital, 7.05%, 07/15/28(b)	270	333,728
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	1,778	1,760,983
3.40%, 06/15/30 (Call 03/15/30)	3,136	3,328,520
4.50%, 08/15/28 (Call 05/15/28)(a)	852	970,914
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	3,140	3,055,313
4.00%, 05/15/30 (Call 02/15/30)	2,239	2,470,061
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	3,768	3,902,377
GA Global Funding Trust, 1.95%, 09/15/28(b)	1,560	1,529,862
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	3,325	3,334,250
4.40%, 10/15/29 (Call 07/15/29)(b)	2,625	2,866,203
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,521	2,500,961
4.55%, 09/15/28 (Call 06/15/28)(a)	3,119	3,553,691

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)

Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	$365	$415,025
Guardian Life Global Funding
1.25%, 11/19/27(b)	1,929	1,861,002
1.40%, 07/06/27(a)(b)	1,122	1,099,703
1.63%, 09/16/28(b)	3,300	3,209,126
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,938	1,934,135
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,254	3,386,399
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(b)	155	155,418
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	1,525	1,604,856
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	2,602	2,583,905
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,327	6,186,159
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,107	3,292,060
3.40%, 01/15/31 (Call 10/15/30)(a)	1,683	1,818,820
3.63%, 12/12/26 (Call 09/15/26)	2,002	2,172,134
3.80%, 03/01/28 (Call 12/01/27)(a)	2,981	3,293,322
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	2,922	3,130,227
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	5,296	5,433,211
4.06%, 02/24/32 (Call 02/24/27)(c)	1,405	1,522,125
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	2,030	2,197,899
3.50%, 11/01/27 (Call 08/01/27)	2,089	2,259,469
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	4,015	3,983,289
4.38%, 03/15/29 (Call 12/15/28)	7,738	8,820,307
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	1,751	1,688,741
2.15%, 03/09/31(a)(b)	2,485	2,507,757
2.35%, 01/14/27(a)(b)	3,002	3,084,215
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,600	5,204,673
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	2,317	2,565,350
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	5,418	6,400,222
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,288	1,223,323
2.95%, 04/09/30(b)	5,613	5,953,023
3.00%, 09/19/27(a)(b)	3,771	4,009,297
3.05%, 06/17/29(b)	3,260	3,506,689
3.45%, 12/18/26(a)(b)	5,944	6,430,615
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	4,000	4,550,000
Munich Re America Corp., Series B, 7.45%, 12/15/26	85	108,051
New York Life Global Funding
1.20%, 08/07/30(a)(b)	1,997	1,872,230
1.85%, 08/01/31(a)(b)	3,015	2,948,620
3.00%, 01/10/28(a)(b)	5,138	5,524,342
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)(c)	7,340	7,110,625
2.90%, 09/16/51 (Call 09/16/31)(a)(b)(c)	7,000	6,833,750
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	4,864	4,973,440
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,628	1,617,908
Security	Par (000)	Value

Insurance (continued)
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	$2,113	$2,426,365
6.63%, 05/01/31(b)	35	41,777
Pacific Life Global Funding II
1.45%, 01/20/28(b)	1,870	1,822,770
1.60%, 09/21/28(a)(b)	3,760	3,656,316
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,325	2,543,276
4.50%, 10/01/50 (Call 04/01/30)(a)(c)	3,000	3,232,817
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	210	212,386
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	4,200	4,177,475
3.70%, 05/15/29 (Call 02/15/29)	2,977	3,302,088
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	1,887	1,788,229
1.63%, 11/19/30(b)	1,230	1,176,455
2.50%, 09/16/29(a)(b)	2,405	2,514,153
Progressive Corp. (The)
2.45%, 01/15/27	3,379	3,526,928
3.20%, 03/26/30 (Call 12/26/29)	2,838	3,080,810
4.00%, 03/01/29 (Call 12/01/28)	2,122	2,416,616
6.63%, 03/01/29	45	58,642
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	1,564	1,669,591
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	477	546,373
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	2,017	1,958,224
1.90%, 07/06/28(a)(b)	7,502	7,432,174
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,620	3,659,172
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	4,749	4,857,278
3.88%, 03/27/28 (Call 12/27/27)	1,716	1,918,545
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(c)	2,528	2,646,979
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(c)	8,722	9,914,604
Prudential PLC, 3.13%, 04/14/30(a)	5,248	5,632,544
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	3,384	3,580,666
3.90%, 05/15/29 (Call 02/15/29)	3,667	4,078,767
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(a)(b)	1,854	1,933,095
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	534	577,773
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,932	3,208,606
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	4,650	4,812,806
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	780	862,371
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(b)	3,220	3,378,838
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,720	1,776,106
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	4,735	4,849,161
4.00%, 09/14/77 (Call 09/14/27)(a)(b)(c)	4,500	4,781,250
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	4,940	5,508,100
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	2,071,745
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)(c)	1,006	1,043,632

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	$4,004	$4,151,554
4.50%, 09/15/28 (Call 06/15/28)(a)	3,426	3,876,395
		505,755,009
Internet — 2.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	5,510	5,354,220
3.40%, 12/06/27 (Call 09/06/27)(a)	11,909	12,683,909
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,889	4,694,326
1.10%, 08/15/30 (Call 05/15/30)(a)	10,063	9,455,617
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	5,531	5,419,082
1.50%, 06/03/30 (Call 03/03/30)	8,420	8,098,081
1.65%, 05/12/28 (Call 03/12/28)	10,656	10,605,631
2.10%, 05/12/31 (Call 02/12/31)	12,564	12,623,483
3.15%, 08/22/27 (Call 05/22/27)	16,563	17,830,186
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	2,050	2,154,881
3.63%, 07/06/27(a)	3,377	3,645,109
4.38%, 03/29/28 (Call 12/29/27)(a)	2,451	2,721,594
4.88%, 11/14/28 (Call 08/14/28)(a)	2,064	2,375,658
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	2,673	2,948,596
4.63%, 04/13/30 (Call 01/13/30)	7,370	8,625,187
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	2,039	2,226,729
4.50%, 06/20/28 (Call 03/20/28)	2,479	2,810,795
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	2,939	2,976,950
2.70%, 03/11/30 (Call 12/11/29)(a)	5,930	6,077,114
3.60%, 06/05/27 (Call 03/05/27)	3,826	4,144,736
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	5,109	5,161,240
3.25%, 02/15/30 (Call 11/15/29)	6,314	6,506,106
3.80%, 02/15/28 (Call 11/15/27)	5,609	5,982,579
4.63%, 08/01/27 (Call 05/01/27)(a)	3,102	3,464,993
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	3,632	3,806,719
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,085	4,737,745
Netflix Inc.
4.88%, 04/15/28(a)	4,300	4,864,375
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,935	5,714,730
5.38%, 11/15/29(b)	4,780	5,654,358
5.88%, 11/15/28	8,000	9,575,040
6.38%, 05/15/29(a)	2,000	2,481,890
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	8,000	7,731,876
3.68%, 01/21/30 (Call 10/21/29)(b)	5,510	5,614,663
4.85%, 07/06/27 (Call 04/06/27)(b)	100	112,250
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	11,120	10,881,992
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,485	2,524,884
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	10,655	11,380,179
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	11,430	12,472,572
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,700	2,535,489
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	4,165	4,202,568
4.75%, 07/15/27 (Call 07/15/22)	2,220	2,306,269
Security	Par (000)	Value

Internet (continued)
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	$3,220	$3,195,367
		248,379,768
Iron & Steel — 0.3%
ArcelorMittal SA, 4.25%, 07/16/29(a)	2,959	3,226,191
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	1,825	1,963,718
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	2,575	2,682,120
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	2,347	2,417,056
3.95%, 05/01/28 (Call 02/01/28)	3,038	3,387,385
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	1,100	1,077,733
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	2,471	2,404,638
3.25%, 01/15/31 (Call 10/15/30)	3,087	3,245,692
3.45%, 04/15/30 (Call 01/15/30)	2,452	2,613,055
5.00%, 12/15/26 (Call 12/31/21)	2,428	2,479,972
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	7,622	7,660,110
		33,157,670
Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	3,435	3,297,816
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	937	992,930
3.70%, 01/15/31 (Call 10/15/30)	3,892	4,092,672
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	1,547	1,674,702
5.75%, 04/23/30 (Call 01/23/30)(a)	2,427	2,915,941
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	4,070	4,112,005
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	326	367,484
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	5,294	5,958,412
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,640	5,664,587
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,113	3,389,707
Sands China Ltd.
3.25%, 08/08/31 (Call 05/08/31)(b)	4,000	3,797,520
4.38%, 06/18/30 (Call 03/18/30)(a)	1,939	1,998,450
5.40%, 08/08/28 (Call 05/08/28)(a)	8,422	9,040,428
		44,004,838
Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	820	923,321
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	4,284	4,140,487
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,486	3,473,979
2.60%, 09/19/29 (Call 06/19/29)(a)	2,292	2,406,050
2.60%, 04/09/30 (Call 01/09/30)(a)	3,151	3,304,800
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,374	2,587,491
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	2,474	2,670,664
5.38%, 10/16/29(a)	1,321	1,647,843
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	675	716,405
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	3,000	2,952,896
3.50%, 10/01/30 (Call 07/01/30)(a)	2,689	2,797,049

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	$798	$812,814
3.00%, 05/01/30 (Call 02/01/30)	3,272	3,428,685
John Deere Capital Corp.
1.45%, 01/15/31(a)	4,108	3,891,767
1.50%, 03/06/28(a)	2,542	2,497,087
1.75%, 03/09/27(a)	2,470	2,475,338
2.00%, 06/17/31	3,138	3,117,415
2.45%, 01/09/30(a)	3,914	4,038,245
2.80%, 09/08/27(a)	2,567	2,720,280
2.80%, 07/18/29	3,947	4,186,286
3.05%, 01/06/28(a)	2,059	2,220,755
3.45%, 03/07/29	3,022	3,335,997
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	690	690,205
4.55%, 04/15/28 (Call 01/15/28)	936	1,045,697
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,480	1,559,137
4.60%, 05/15/28 (Call 02/15/28)(a)	2,050	2,336,402
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(a)	3,036	3,080,878
2.57%, 02/15/30 (Call 11/15/29)	7,396	7,519,131
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	2,890	2,821,867
3.50%, 03/01/29 (Call 12/01/28)	2,906	3,223,652
6.70%, 01/15/28(a)	25	31,849
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	6,486	7,378,616
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	3,555	3,552,616
2.25%, 01/30/31 (Call 10/30/30)(a)	3,027	3,041,408
		96,627,112
Manufacturing — 1.0%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	2,887	2,972,977
2.88%, 10/15/27 (Call 07/15/27)(a)	4,278	4,558,321
3.05%, 04/15/30 (Call 01/15/30)(a)	3,453	3,725,910
3.38%, 03/01/29 (Call 12/01/28)	4,312	4,721,096
3.63%, 09/14/28 (Call 06/14/28)(a)	3,207	3,590,188
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,960	2,864,814
2.75%, 03/01/30 (Call 12/01/29)	3,862	3,964,517
3.75%, 12/01/27 (Call 09/01/27)(a)	1,094	1,185,544
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	4,002	4,255,244
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)	5,376	5,993,436
4.40%, 05/15/30 (Call 02/15/30)(a)	13,027	15,478,188
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	5,774	6,285,466
3.63%, 05/01/30 (Call 02/01/30)	6,332	7,132,044
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	3,402	3,650,266
3.25%, 06/14/29 (Call 03/14/29)	5,261	5,595,608
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,343	1,534,782
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	6,615	6,521,606
2.15%, 03/11/31(a)(b)	8,307	8,312,149
3.40%, 03/16/27(a)(b)	6,949	7,526,305
Textron Inc.2.45%, 03/15/31 (Call 12/15/30)	3,350	3,316,325
Security	Par (000)	Value

Manufacturing (continued)
3.00%, 06/01/30 (Call 03/01/30)(a)	$2,053	$2,140,440
3.38%, 03/01/28 (Call 12/01/27)(a)	1,151	1,229,258
3.65%, 03/15/27 (Call 12/15/26)(a)	2,587	2,794,441
3.90%, 09/17/29 (Call 06/17/29)(a)	1,815	2,003,251
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,892	3,173,842
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	4,021	4,400,565
		118,926,583
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,050	5,863,617
2.30%, 02/01/32 (Call 11/01/31)	5,557	5,245,958
2.80%, 04/01/31 (Call 01/01/31)	5,047	5,002,281
3.75%, 02/15/28 (Call 11/15/27)(a)	4,981	5,360,654
4.20%, 03/15/28 (Call 12/15/27)	6,104	6,696,526
5.05%, 03/30/29 (Call 12/30/28)	5,932	6,847,051
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	9,060	8,517,838
1.95%, 01/15/31 (Call 10/15/30)(a)	6,307	6,162,928
2.35%, 01/15/27 (Call 10/15/26)	7,364	7,591,191
2.65%, 02/01/30 (Call 11/01/29)	8,267	8,553,512
3.15%, 02/15/28 (Call 11/15/27)(a)	8,746	9,389,021
3.30%, 02/01/27 (Call 11/01/26)(a)	6,689	7,177,698
3.30%, 04/01/27 (Call 02/01/27)	4,550	4,883,239
3.40%, 04/01/30 (Call 01/01/30)	8,408	9,165,661
3.55%, 05/01/28 (Call 02/01/28)	5,560	6,109,510
4.15%, 10/15/28 (Call 07/15/28)	19,644	22,236,904
4.25%, 10/15/30 (Call 07/15/30)	6,016	6,931,954
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	3,247	3,085,104
2.60%, 06/15/31 (Call 03/15/31)(b)	3,259	3,261,497
3.50%, 08/15/27 (Call 05/15/27)(b)	3,199	3,447,588
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	3,575	3,824,565
3.95%, 03/20/28 (Call 12/20/27)(a)	8,116	8,853,583
4.13%, 05/15/29 (Call 02/15/29)(a)	3,499	3,856,392
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	1,751	1,894,559
4.71%, 01/25/29 (Call 10/25/28)	9,443	10,790,962
TCI Communications Inc., 7.13%, 02/15/28	1,024	1,331,350
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	4,986	5,333,148
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	2,177	2,279,663
3.38%, 02/15/28 (Call 11/15/27)(a)	1,879	2,011,967
3.70%, 06/01/28 (Call 03/01/28)	3,384	3,696,693
4.20%, 06/01/29 (Call 03/01/29)(a)	2,889	3,224,972
4.95%, 01/15/31 (Call 10/15/30)	5,138	6,096,151
7.88%, 07/30/30	4,859	6,768,989
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	9,507	9,491,348
2.20%, 01/13/28	4,881	4,951,673
2.65%, 01/13/31(a)	11,767	12,215,056
3.70%, 03/23/27(a)	2,519	2,759,439
3.80%, 03/22/30	5,984	6,718,744
		237,628,986
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,330	1,490,623

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.1%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	$2,586	$2,541,621
2.63%, 09/10/30 (Call 06/10/30)(b)	5,049	4,945,717
2.88%, 03/17/31 (Call 12/17/30)(b)	2,559	2,549,716
4.00%, 09/11/27(a)(b)	3,445	3,714,023
4.50%, 03/15/28 (Call 12/15/27)(b)	3,392	3,771,195
4.75%, 04/10/27(b)	3,342	3,721,842
5.63%, 04/01/30 (Call 01/01/30)(b)	3,587	4,254,262
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	400	393,034
3.75%, 10/01/30 (Call 07/01/30)	3,655	3,637,456
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(b)	2,000	1,897,520
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	4,990	5,033,662
3.15%, 01/14/30 (Call 10/14/29)(b)	4,264	4,340,240
3.63%, 08/01/27 (Call 05/01/27)(b)	5,576	5,902,029
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,585	4,851,664
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	6,175	6,007,296
2.63%, 09/23/31 (Call 06/23/31)(b)	2,940	2,851,425
2.85%, 04/27/31 (Call 01/27/31)(b)	2,385	2,371,688
3.88%, 10/27/27 (Call 07/27/27)(b)	1,195	1,283,779
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,599	6,028,445
4.88%, 03/12/29 (Call 12/12/28)(b)	4,420	5,028,311
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	4,666	5,301,043
6.53%, 11/15/28(b)	4,468	5,341,583
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	3,330	3,565,714
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,928	3,281,072
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,639	2,643,940
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,720	2,636,673
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,701	3,923,242
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	4,854	4,746,222
2.80%, 10/01/29 (Call 07/01/29)	3,783	3,891,454
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,087	4,328,793
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,704	2,245,854
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,667	2,856,662
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)(b)	2,855	2,770,787
4.63%, 12/15/27 (Call 09/15/27)	1,219	1,341,907
		123,999,871
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	939	1,068,625
Oil & Gas — 4.7%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	5,327	5,646,907
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	3,420	3,720,483
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,609	6,352,635
3.02%, 01/16/27 (Call 10/16/26)	4,561	4,809,857
3.54%, 04/06/27 (Call 02/06/27)(a)	1,603	1,730,494
3.59%, 04/14/27 (Call 01/14/27)	4,749	5,127,071
3.63%, 04/06/30 (Call 01/06/30)(a)	7,485	8,220,635
3.94%, 09/21/28 (Call 06/21/28)	5,933	6,588,503
Security	Par (000)	Value

Oil & Gas (continued)
4.23%, 11/06/28 (Call 08/06/28)	$8,074	$9,135,469
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	3,597	3,845,319
3.72%, 11/28/28 (Call 08/28/28)	4,378	4,826,047
4.88%, (Call 03/22/30)(a)(c)(d)	9,846	10,596,758
Burlington Resources LLC, 7.20%, 08/15/31	2,640	3,754,931
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	2,672	2,727,945
3.85%, 06/01/27 (Call 03/01/27)	6,187	6,632,369
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	4,679	5,098,792
4.40%, 04/15/29 (Call 01/15/29)(a)	3,804	4,178,602
Cenovus Energy Inc/CA, 2.65%, 01/15/32
(Call 10/15/31)	2,100	2,025,863
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	5,371	5,432,560
2.24%, 05/11/30 (Call 02/11/30)(a)	5,992	6,054,417
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,230	4,058,731
3.25%, 10/15/29 (Call 07/15/29)	3,870	4,191,849
3.85%, 01/15/28 (Call 10/15/27)	3,201	3,553,502
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,536,205
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,335	3,743,585
Conoco Funding Co., 7.25%, 10/15/31	125	177,076
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	2,983	3,006,279
3.75%, 10/01/27 (Call 07/01/27)(b)	6,234	6,809,520
4.30%, 08/15/28 (Call 05/15/28)(b)	5,771	6,539,602
ConocoPhillips Co., 6.95%, 04/15/29	8,668	11,405,475
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)(a)	4,850	5,222,930
5.75%, 01/15/31 (Call 07/15/30)(b)	7,295	8,497,070
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	2,818	3,055,317
4.38%, 03/15/29 (Call 12/15/28)(b)	2,737	3,045,590
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	3,433	3,686,812
5.25%, 10/15/27 (Call 10/15/22)(b)	500	528,540
5.88%, 06/15/28 (Call 06/15/23)(b)	710	774,540
7.88%, 09/30/31(a)	200	283,151
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	4,521	4,608,509
3.25%, 12/01/26 (Call 10/01/26)	4,203	4,411,000
3.50%, 12/01/29 (Call 09/01/29)	5,783	6,065,837
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	1,185	1,110,629
5.25%, 11/06/29 (Call 08/06/29)(b)	2,900	3,146,500
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	5,055	5,716,199
Series X-R, 4.75%, 09/12/28(a)(b)	5,770	6,715,309
Eni USA Inc., 7.30%, 11/15/27	270	345,113
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	3,810	4,383,088
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	5,654	5,763,190
3.00%, 04/06/27 (Call 02/06/27)	3,329	3,516,046
3.13%, 04/06/30 (Call 01/06/30)	8,245	8,876,971
3.63%, 09/10/28 (Call 06/10/28)(a)	5,118	5,653,879
6.50%, 12/01/28(b)	1,890	2,439,097

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 01/15/28(a)	$675	$843,316
7.15%, 01/15/29(a)	758	992,718
7.25%, 09/23/27	1,269	1,630,180
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	6,257	6,412,748
2.61%, 10/15/30 (Call 07/15/30)(a)	5,742	5,942,922
3.29%, 03/19/27 (Call 01/19/27)(a)	4,713	5,088,772
3.48%, 03/19/30 (Call 12/19/29)	9,857	10,816,082
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	3,645	3,931,563
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	2,625	2,566,435
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	5,188	5,634,227
7.30%, 08/15/31(a)	3,475	4,636,173
7.88%, 10/01/29	1,135	1,528,705
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	2,236	2,408,340
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	200	219,182
5.38%, 04/24/30(a)(b)	2,905	3,329,176
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(b)	5,312	5,367,559
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	5,083	5,561,074
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	2,759	2,964,852
5.13%, 12/15/26 (Call 09/15/26)(a)	4,127	4,689,542
Ovintiv Inc.
7.20%, 11/01/31	2,010	2,571,824
7.38%, 11/01/31	2,350	3,002,341
8.13%, 09/15/30	1,560	2,051,863
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,200	3,976,308
3.10%, 01/21/30 (Call 10/21/29)(b)	2,645	2,682,677
3.10%, 08/27/30 (Call 05/25/30)(b)	2,860	2,899,755
3.65%, 07/30/29(b)	3,445	3,645,084
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(b)	10,554	11,451,312
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	2,350	2,354,294
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,496	4,309,920
3.90%, 03/15/28 (Call 12/15/27)	4,410	4,811,598
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	7,714	7,305,274
2.15%, 01/15/31 (Call 10/15/30)	2,184	2,097,586
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	1,685	1,764,843
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	15,440	15,172,270
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	1,975	2,140,801
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,811	3,159,725
6.33%, 09/30/27(a)(b)	3,295	3,711,159
Reliance Industries Ltd., 3.67%, 11/30/27(b)	2,465	2,656,230
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	14,340	14,315,048
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	5,079	5,196,676
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	9,687	9,352,217
3.50%, 04/16/29(b)	13,779	14,642,916
Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	$7,314	$7,451,970
2.75%, 04/06/30 (Call 01/06/30)(a)	8,441	8,822,709
3.88%, 11/13/28 (Call 08/13/28)	7,470	8,350,783
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,865	1,992,955
3.63%, 04/12/27(a)(b)	5,974	6,495,591
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(b)	3,285	3,239,309
2.70%, 05/13/30 (Call 02/13/30)(b)	7,640	7,833,749
2.95%, 08/08/29 (Call 05/08/29)(b)	5,051	5,280,711
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	2,447	2,558,318
4.25%, 09/12/28(a)(b)	3,600	4,083,679
Suncor Energy Inc., 7.00%, 11/15/28	325	420,113
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(a)(b)	3,988	3,930,094
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,375	2,244,850
Tosco Corp., 8.13%, 02/15/30	176	251,214
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	6,333	6,651,722
3.46%, 02/19/29 (Call 11/19/28)(a)	6,257	6,816,346
TotalEnergies Capital SA, 3.88%, 10/11/28	4,958	5,545,356
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	3,842	3,831,305
2.80%, 12/01/31 (Call 09/01/31)	2,800	2,755,429
4.00%, 04/01/29 (Call 01/01/29)(a)	4,132	4,489,370
4.35%, 06/01/28 (Call 03/01/28)	4,272	4,713,958
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	2,919	3,124,983
4.50%, 03/04/29 (Call 12/04/28)(b)	8,035	9,012,001
		551,104,600
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,843	3,011,752
3.34%, 12/15/27 (Call 09/15/27)	6,696	7,152,099
4.49%, 05/01/30 (Call 02/01/30)(a)	2,186	2,514,229
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,135	5,255,654
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	2,941	3,018,141
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	7,435	8,119,327
4.30%, 05/01/29 (Call 02/01/29)(b)	4,311	4,804,824
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	6,336	6,455,072
		40,331,098
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	3,229	3,699,146
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,537	2,578,558
2.69%, 05/25/31 (Call 02/25/31)	3,973	4,037,837
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	390	379,587
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,067	3,215,205
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	2,936	3,089,394
3.40%, 12/15/27 (Call 09/15/27)	2,878	3,132,760
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)(a)	2,969	3,144,853

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC
7.95%, 02/15/31(a)	$160	$225,901
8.20%, 01/15/30	1,020	1,412,315
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,125	1,197,749
3.90%, 06/01/28 (Call 03/01/28)(a)	3,622	3,999,221
4.00%, 03/15/28 (Call 12/15/27)(a)	2,537	2,812,305
4.90%, 03/15/29 (Call 12/15/28)(a)	5,186	6,052,750
		38,977,581
Pharmaceuticals — 3.8%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	26,782	28,414,776
4.25%, 11/14/28 (Call 08/14/28)(a)	8,500	9,563,198
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	5,374	5,431,773
2.80%, 05/15/30 (Call 02/15/30)	2,340	2,404,057
3.45%, 12/15/27 (Call 09/15/27)	3,772	4,052,811
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	6,621	6,568,423
2.25%, 05/28/31 (Call 02/28/31)(a)	2,525	2,551,071
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	8,006	7,526,443
3.13%, 06/12/27 (Call 03/12/27)	2,792	2,985,476
4.00%, 01/17/29 (Call 10/17/28)(a)	5,086	5,748,398
Bayer Corp., 6.65%, 02/15/28(b)	125	152,300
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(a)(b)	18,652	20,944,501
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,396	5,184,911
2.82%, 05/20/30 (Call 02/20/30)	3,645	3,765,272
3.70%, 06/06/27 (Call 03/06/27)	8,251	8,927,708
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	6,306	6,127,707
1.45%, 11/13/30 (Call 08/13/30)(a)	2,789	2,661,291
3.25%, 02/27/27	2,775	3,007,253
3.40%, 07/26/29 (Call 04/26/29)	17,527	19,195,382
3.45%, 11/15/27 (Call 08/15/27)	5,803	6,310,553
3.90%, 02/20/28 (Call 11/20/27)	7,800	8,724,325
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	5,908	6,340,409
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)(a)	6,554	6,569,525
2.40%, 03/15/30 (Call 12/15/29)	8,343	8,358,312
3.05%, 10/15/27 (Call 07/15/27)(a)	2,623	2,784,929
3.40%, 03/01/27 (Call 12/01/26)	6,656	7,133,379
4.38%, 10/15/28 (Call 07/15/28)	18,189	20,608,417
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	13,076	12,578,219
1.75%, 08/21/30 (Call 05/21/30)	6,611	6,286,953
1.88%, 02/28/31 (Call 11/28/30)	4,745	4,535,574
2.13%, 09/15/31 (Call 06/15/31)(a)	5,475	5,334,441
3.25%, 08/15/29 (Call 05/15/29)	9,190	9,771,245
3.63%, 04/01/27 (Call 02/01/27)(a)	4,887	5,283,453
3.75%, 04/01/30 (Call 01/01/30)	7,859	8,618,179
4.30%, 03/25/28 (Call 12/25/27)	13,156	14,813,280
6.25%, 06/01/27	585	710,185
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	2,374	2,546,563
3.38%, 03/15/29 (Call 12/15/28)	5,948	6,541,866
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	9,268	10,407,007
Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	$3,755	$4,098,898
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	7,080	6,902,961
1.30%, 09/01/30 (Call 06/01/30)(a)	5,569	5,303,969
2.90%, 01/15/28 (Call 10/15/27)	7,288	7,769,271
2.95%, 03/03/27 (Call 12/03/26)	4,892	5,234,504
6.95%, 09/01/29	205	280,517
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	1,779	1,972,728
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	6,092	5,824,063
3.40%, 03/07/29 (Call 12/07/28)	7,432	8,130,608
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	1,146	1,445,193
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,566	4,010,660
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	5,952	6,043,038
2.20%, 08/14/30 (Call 05/14/30)	1,907	1,944,460
3.10%, 05/17/27 (Call 02/17/27)	4,865	5,212,667
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	5,085	4,978,158
1.75%, 08/18/31 (Call 05/18/31)	4,874	4,745,530
2.63%, 04/01/30 (Call 01/01/30)	6,159	6,455,137
3.00%, 12/15/26	6,110	6,552,504
3.45%, 03/15/29 (Call 12/15/28)	8,515	9,391,745
3.60%, 09/15/28 (Call 06/15/28)	5,922	6,603,036
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	3,348	3,791,099
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	13,059	12,694,038
5.00%, 11/26/28 (Call 08/26/28)(a)	8,225	9,680,774
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	3,631	3,650,832
2.70%, 06/22/30 (Call 03/22/30)(a)	7,194	7,183,219
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,053	3,985,726
3.00%, 09/12/27 (Call 06/12/27)(a)	3,525	3,684,141
3.90%, 08/20/28 (Call 05/20/28)(a)	2,428	2,704,826
		449,743,867
Pipelines — 3.2%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	2,291,267
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,553	2,646,692
4.45%, 07/15/27 (Call 04/15/27)(a)	3,850	4,245,538
4.80%, 05/03/29 (Call 02/03/29)	1,215	1,374,689
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	1,115	1,170,004
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	7,681	8,200,579
5.13%, 06/30/27 (Call 01/01/27)	5,130	5,807,808
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,286	3,490,750
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	2,597	2,703,510
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)(a)	2,751	2,962,524
4.40%, 03/15/27 (Call 12/15/26)	3,325	3,594,110
4.95%, 05/15/28 (Call 02/15/28)	4,096	4,563,968
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	6,886	7,206,733
3.70%, 07/15/27 (Call 04/15/27)(a)	3,820	4,118,498
5.50%, 07/15/77 (Call 07/15/27)(a)(c)	7,108	7,367,861
6.25%, 03/01/78 (Call 03/01/28)(a)(c)	1,822	2,008,087

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	$2,151	$2,330,552
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	4,237	4,688,452
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	7,699	8,104,879
4.00%, 10/01/27 (Call 07/01/27)	4,434	4,789,786
4.20%, 04/15/27 (Call 01/15/27)	3,599	3,885,532
4.95%, 06/15/28 (Call 03/15/28)(a)	5,510	6,229,215
5.25%, 04/15/29 (Call 01/15/29)	7,533	8,615,590
5.50%, 06/01/27 (Call 03/01/27)	5,243	5,996,211
8.25%, 11/15/29 (Call 08/15/29)	1,050	1,387,535
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	6,231	6,451,808
3.13%, 07/31/29 (Call 04/30/29)(a)	6,345	6,724,822
3.95%, 02/15/27 (Call 11/15/26)	2,924	3,194,453
4.15%, 10/16/28 (Call 07/16/28)(a)	5,103	5,750,951
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	3,327	3,381,846
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	3,842	3,950,379
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	4,225	4,270,139
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	4,145	4,077,638
2.55%, 07/01/30 (Call 04/01/30)(b)	1,365	1,381,280
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	972	975,639
GNL Quintero SA, 4.63%, 07/31/29(b)	3,506	3,703,216
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(a)(b)	2,152	2,242,750
KazTransGas JSC, 4.38%, 09/26/27(b)	1,325	1,444,216
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	434	583,250
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,623	5,302,960
4.30%, 03/01/28 (Call 12/01/27)	7,722	8,572,722
7.80%, 08/01/31(a)	200	279,784
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)	2,736	2,878,768
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(a)(b)	3,713	3,983,932
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)(a)	7,526	7,461,664
4.00%, 03/15/28 (Call 12/15/27)	6,095	6,624,414
4.13%, 03/01/27 (Call 12/01/26)	6,041	6,571,029
4.25%, 12/01/27 (Call 09/01/27)	3,657	4,024,895
4.80%, 02/15/29 (Call 11/15/28)	3,545	4,021,055
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,080	3,119,539
4.88%, 08/15/27 (Call 02/15/27)(b)	3,645	4,068,894
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,398	2,613,165
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,619	4,749,978
3.40%, 09/01/29 (Call 06/01/29)	4,572	4,763,516
4.00%, 07/13/27 (Call 04/13/27)(a)	3,115	3,371,947
4.35%, 03/15/29 (Call 12/15/28)	3,658	4,014,519
4.55%, 07/15/28 (Call 04/15/28)(a)	4,309	4,814,807
6.35%, 01/15/31 (Call 10/15/30)(a)	960	1,206,192
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	2,428	2,507,594
3.75%, 03/01/28 (Call 12/01/27)	2,348	2,526,981
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	347	438,112
Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$5,018	$5,199,845
3.80%, 09/15/30 (Call 06/15/30)	3,721	3,903,333
4.50%, 12/15/26 (Call 09/15/26)	3,450	3,771,513
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(a)(b)	2,342	2,636,157
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,657	7,303,976
4.50%, 05/15/30 (Call 11/15/29)	9,828	11,117,810
5.00%, 03/15/27 (Call 09/15/26)	8,046	9,057,399
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,687	2,947,012
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	7,612	7,704,942
7.00%, 03/15/27(a)	1,845	2,295,501
7.00%, 10/15/28	183	233,277
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	1,910	2,054,044
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	6,365	6,261,673
4.10%, 04/15/30 (Call 01/15/30)	6,315	7,022,872
4.25%, 05/15/28 (Call 02/15/28)(a)	7,340	8,201,627
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(c)	4,963	5,147,872
5.50%, 09/15/79 (Call 09/15/29)(a)(c)	6,208	6,580,480
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,216	4,444,294
4.00%, 03/15/28 (Call 12/15/27)	2,086	2,284,397
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,323,285
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	3,243	3,542,977
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	3,144	3,471,035
4.50%, 03/15/28 (Call 12/15/27)(a)	2,766	3,068,725
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	8,417	8,356,666
3.50%, 11/15/30 (Call 08/15/30)(a)	5,605	5,946,053
3.75%, 06/15/27 (Call 03/15/27)	6,885	7,451,318
7.75%, 06/15/31	529	725,536
Series A, 7.50%, 01/15/31	367	499,527
		379,382,370
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,765	2,800,060
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,808	4,394,730
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,649	2,867,911
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,202	4,654,236
		14,716,937
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,607	3,617,833
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	2,525	2,461,092
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,465	2,459,245
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	5,345	5,371,939
3.88%, 03/20/27 (Call 12/20/26)(b)	731	800,774

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
4.13%, 02/01/29 (Call 11/01/28)(b)	$4,618	$5,193,614
		19,904,497
Real Estate Investment Trusts — 6.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	1,840	1,817,876
2.90%, 10/01/30 (Call 07/01/30)(a)	2,049	2,100,256
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	2,686	2,798,145
3.38%, 08/15/31 (Call 05/15/31)	2,425	2,627,969
3.95%, 01/15/27 (Call 10/15/26)	1,175	1,282,269
3.95%, 01/15/28 (Call 10/15/27)(a)	2,656	2,956,023
4.50%, 07/30/29 (Call 04/30/29)	453	521,463
4.70%, 07/01/30 (Call 04/01/30)	3,480	4,083,228
4.90%, 12/15/30 (Call 09/15/30)	1,144	1,379,376
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	2,530	2,593,107
American Campus Communities Operating
Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	4,260	4,221,871
2.85%, 02/01/30 (Call 11/01/29)	2,261	2,327,197
3.63%, 11/15/27 (Call 08/15/27)	1,168	1,260,489
3.88%, 01/30/31 (Call 10/30/30)(a)	1,960	2,175,576
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	2,190	2,166,270
4.25%, 02/15/28 (Call 11/15/27)(a)	3,542	3,949,657
4.90%, 02/15/29 (Call 11/15/28)(a)	1,302	1,520,842
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)(a)	3,643	3,469,160
1.88%, 10/15/30 (Call 07/15/30)(a)	3,967	3,739,495
2.10%, 06/15/30 (Call 03/15/30)	3,759	3,608,835
2.30%, 09/15/31 (Call 06/15/31)(a)	2,055	1,989,715
2.70%, 04/15/31 (Call 01/15/31)(a)	3,283	3,298,369
2.75%, 01/15/27 (Call 11/15/26)(a)	4,563	4,715,846
2.90%, 01/15/30 (Call 10/15/29)	3,837	3,914,278
3.13%, 01/15/27 (Call 10/15/26)	3,127	3,274,208
3.55%, 07/15/27 (Call 04/15/27)(a)	4,491	4,803,032
3.60%, 01/15/28 (Call 10/15/27)	4,181	4,492,737
3.80%, 08/15/29 (Call 05/15/29)(a)	8,344	9,054,837
3.95%, 03/15/29 (Call 12/15/28)	3,657	3,989,767
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	2,330	2,307,166
2.30%, 03/01/30 (Call 12/01/29)(a)	3,633	3,668,973
2.45%, 01/15/31 (Call 10/17/30)	2,909	2,984,634
3.20%, 01/15/28 (Call 10/15/27)	1,867	2,017,429
3.30%, 06/01/29 (Call 03/01/29)	1,627	1,772,354
3.35%, 05/15/27 (Call 02/15/27)	2,542	2,749,928
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	3,673	3,760,013
3.25%, 01/30/31 (Call 10/30/30)	6,152	6,427,856
3.40%, 06/21/29 (Call 03/21/29)	6,054	6,447,177
4.50%, 12/01/28 (Call 09/01/28)	3,015	3,429,276
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,950	2,103,621
4.55%, 10/01/29 (Call 07/01/29)(a)	168	186,836
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,157	2,160,615
2.50%, 08/16/31 (Call 05/16/31)	2,830	2,755,464
3.90%, 03/15/27 (Call 12/15/26)	2,436	2,647,911
4.05%, 07/01/30 (Call 04/01/30)	4,015	4,411,229
4.13%, 05/15/29 (Call 02/15/29)(a)	1,678	1,867,922
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)(a)	$2,920	$2,861,366
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	4,041	4,246,743
3.15%, 07/01/29 (Call 04/01/29)	3,538	3,786,062
4.10%, 10/15/28 (Call 07/15/28)(a)	1,930	2,199,567
Cibanco SA Ibm/PLA Administradora Industrial S de RL
de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,481,148
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	3,153	3,051,731
2.75%, 04/15/31 (Call 01/15/31)(a)	3,229	3,237,708
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	5,755	5,494,356
2.25%, 01/15/31 (Call 10/15/30)	5,198	5,025,454
2.50%, 07/15/31 (Call 04/15/31)	1,830	1,806,647
3.10%, 11/15/29 (Call 08/15/29)	3,833	3,983,615
3.30%, 07/01/30 (Call 04/01/30)	4,808	5,049,094
3.65%, 09/01/27 (Call 06/01/27)	4,618	4,965,458
3.80%, 02/15/28 (Call 11/15/27)	4,830	5,255,200
4.00%, 03/01/27 (Call 12/01/26)	2,264	2,470,157
4.30%, 02/15/29 (Call 11/15/28)	2,960	3,294,230
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	720	701,729
2.25%, 12/15/28 (Call 10/15/28)	1,615	1,620,959
2.50%, 02/15/32 (Call 11/15/31)	2,580	2,563,157
3.00%, 02/15/30 (Call 11/15/29)	3,149	3,313,786
4.38%, 02/15/29 (Call 11/15/28)	1,770	2,017,254
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	1,917	1,880,385
3.45%, 11/15/29 (Call 08/15/29)	3,165	3,376,200
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	4,432	4,840,852
3.70%, 08/15/27 (Call 05/15/27)	5,036	5,488,614
4.45%, 07/15/28 (Call 04/15/28)	3,443	3,911,468
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,572	1,507,084
1.75%, 02/01/31 (Call 11/01/30)(a)	2,310	2,199,925
2.25%, 01/15/32 (Call 10/15/31)	2,400	2,350,216
2.88%, 11/15/29 (Call 08/15/29)	2,382	2,498,751
3.38%, 12/15/27 (Call 09/15/27)	2,626	2,831,874
4.00%, 09/15/28 (Call 06/15/28)	2,051	2,292,652
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	1,000	1,002,697
3.75%, 08/15/29 (Call 05/15/29)	2,000	2,047,992
4.50%, 06/01/27 (Call 03/01/27)	2,000	2,136,177
4.75%, 12/15/26 (Call 09/15/26)	1,800	1,942,357
4.95%, 04/15/28 (Call 01/15/28)	2,000	2,189,205
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	3,732	3,597,011
1.80%, 07/15/27 (Call 05/15/27)	2,820	2,756,551
2.00%, 05/15/28 (Call 03/15/28)	2,020	1,986,961
2.15%, 07/15/30 (Call 04/15/30)	4,694	4,549,559
2.50%, 05/15/31 (Call 02/15/31)	4,326	4,281,803
3.20%, 11/18/29 (Call 08/18/29)	5,273	5,519,283
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,105	3,976,918
2.50%, 02/15/30 (Call 11/15/29)	1,602	1,642,695
3.00%, 07/01/29 (Call 04/01/29)	2,659	2,828,923
3.25%, 08/01/27 (Call 05/01/27)(a)	1,090	1,168,953
3.50%, 03/01/28 (Call 12/01/27)	2,598	2,832,419

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$2,929	$3,313,729
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	1,073	1,005,990
1.70%, 03/01/28 (Call 01/01/28)(a)	768	749,736
2.55%, 06/15/31 (Call 03/15/31)(a)	875	882,579
3.00%, 01/15/30 (Call 10/15/29)(a)	3,701	3,892,581
3.63%, 05/01/27 (Call 02/01/27)(a)	269	292,588
4.00%, 03/01/29 (Call 12/01/28)	4,243	4,742,230
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	2,759	2,740,764
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	1,850	1,964,850
3.25%, 07/15/27 (Call 04/15/27)	1,882	2,000,420
3.50%, 06/01/30 (Call 03/01/30)	2,399	2,580,380
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)(a)	3,938	4,149,969
4.00%, 01/15/31 (Call 10/15/30)	3,629	3,845,434
5.30%, 01/15/29 (Call 10/15/28)	2,536	2,894,261
5.75%, 06/01/28 (Call 03/03/28)	3,418	3,948,781
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	120	129,895
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	2,195	2,120,500
2.40%, 03/15/30 (Call 12/15/29)(a)	572	570,837
3.63%, 01/15/28 (Call 10/15/27)	1,305	1,426,473
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	3,043	2,871,214
3.10%, 02/15/30 (Call 11/15/29)	2,558	2,655,134
3.75%, 07/01/27 (Call 04/01/27)(a)	2,531	2,759,539
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	1,050	1,024,154
2.13%, 12/01/28 (Call 10/01/28)	1,350	1,348,568
2.88%, 01/15/31 (Call 10/15/30)(a)	2,068	2,146,408
3.00%, 01/15/30 (Call 10/15/29)	4,623	4,861,004
3.50%, 07/15/29 (Call 04/15/29)(a)	3,893	4,240,730
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	730	729,303
3.05%, 02/15/30 (Call 11/15/29)	2,832	2,895,697
3.88%, 03/01/27 (Call 12/01/26)	110	120,266
4.13%, 03/15/28 (Call 12/15/27)(a)	1,494	1,661,078
4.20%, 04/15/29 (Call 01/15/29)	2,963	3,281,321
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,278	2,336,104
Series I, 3.50%, 09/15/30 (Call 06/15/30)	4,000	4,096,711
Series J, 2.90%, 12/15/31 (Call 09/15/31)	800	775,859
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,340	2,448,910
3.95%, 11/01/27 (Call 08/01/27)	2,385	2,572,601
4.65%, 04/01/29 (Call 01/01/29)	2,210	2,518,477
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,634	3,445,617
2.30%, 11/15/28 (Call 09/15/28)	4,380	4,345,239
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	2,812	2,916,990
4.25%, 08/15/29 (Call 05/15/29)(a)	596	663,814
4.75%, 12/15/28 (Call 09/15/28)	2,695	3,100,247
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	1,415	1,397,456
2.25%, 12/01/31 (Call 09/01/31)(a)	2,235	2,173,463
2.70%, 10/01/30 (Call 07/01/30)	2,765	2,839,604
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 04/01/27 (Call 01/01/27)(a)	$1,797	$1,957,966
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)(a)	2,405	2,664,572
Lexington Realty Trust
2.38%, 10/01/31 (Call 07/01/31)	280	268,869
2.70%, 09/15/30 (Call 06/15/30)	2,186	2,199,061
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	1,021	1,008,717
2.40%, 10/15/31 (Call 07/15/31)	7,825	7,678,955
3.88%, 12/15/27 (Call 09/15/27)	2,044	2,264,608
4.00%, 06/15/29 (Call 03/15/29)	2,089	2,299,544
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	2,447	2,317,808
2.75%, 03/15/30 (Call 12/15/29)(a)	1,563	1,609,506
3.60%, 06/01/27 (Call 03/01/27)	1,999	2,168,645
3.95%, 03/15/29 (Call 12/15/28)	3,831	4,302,130
4.20%, 06/15/28 (Call 03/15/28)(a)	840	948,465
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,623	2,537,090
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	1,830	1,848,710
3.50%, 10/15/27 (Call 07/15/27)	1,854	1,990,093
4.30%, 10/15/28 (Call 07/15/28)(a)	2,252	2,546,159
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(a)	2,235	2,174,033
3.45%, 10/15/31 (Call 07/15/31)	2,355	2,293,510
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	2,135	2,149,871
3.63%, 10/01/29 (Call 07/01/29)	3,544	3,707,659
4.50%, 04/01/27 (Call 01/01/27)(a)	2,626	2,887,228
4.75%, 01/15/28 (Call 10/15/27)	3,522	3,904,382
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,000	1,963,362
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	1,275	1,273,462
3.95%, 01/15/28 (Call 10/15/27)	907	1,000,632
4.30%, 03/15/27 (Call 12/15/26)(a)	3,080	3,436,859
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	1,374	1,416,687
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	4,112	3,825,800
1.63%, 03/15/31 (Call 12/15/30)(a)	1,440	1,377,478
2.13%, 04/15/27 (Call 02/15/27)	3,279	3,349,044
2.25%, 04/15/30 (Call 01/15/30)(a)	5,177	5,232,756
3.88%, 09/15/28 (Call 06/15/28)	900	1,018,621
4.38%, 02/01/29 (Call 11/01/28)	2,057	2,386,131
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	3,410	3,401,623
1.95%, 11/09/28 (Call 09/09/28)	1,280	1,272,717
2.25%, 11/09/31 (Call 08/09/31)	3,590	3,573,700
2.30%, 05/01/31 (Call 02/01/31)	2,928	2,949,545
3.09%, 09/15/27 (Call 06/15/27)	3,024	3,241,328
3.39%, 05/01/29 (Call 02/01/29)	2,445	2,685,620
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,620	2,608,965
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	3,232	3,261,672
3.00%, 01/15/27 (Call 10/15/26)	2,982	3,159,108
3.10%, 12/15/29 (Call 09/15/29)(a)	3,183	3,419,836
3.25%, 06/15/29 (Call 03/15/29)(a)	2,249	2,448,166
3.25%, 01/15/31 (Call 10/15/30)(a)	3,442	3,698,704

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 01/15/28 (Call 11/15/27)	$3,525	$3,789,439
3.65%, 01/15/28 (Call 10/15/27)	3,134	3,444,412
3.95%, 08/15/27 (Call 05/15/27)	3,580	3,998,741
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	2,222	2,308,759
3.60%, 02/01/27 (Call 11/01/26)	2,177	2,352,834
3.70%, 06/15/30 (Call 03/15/30)	3,028	3,309,417
4.13%, 03/15/28 (Call 12/15/27)	1,765	1,966,976
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	813	775,371
2.15%, 09/01/31 (Call 06/01/31)	4,715	4,507,639
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	1,400	1,373,666
3.90%, 10/15/29 (Call 07/15/29)(a)	2,074	2,187,154
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	2,475	2,460,428
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,299	4,960,272
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)(c)	6,407	6,694,674
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	6,560	6,994,600
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,330	3,260,811
1.75%, 02/01/28 (Call 11/01/27)	3,565	3,493,091
2.20%, 02/01/31 (Call 11/01/30)(a)	3,350	3,289,081
2.25%, 01/15/32 (Call 10/15/31)	2,000	1,945,851
2.45%, 09/13/29 (Call 06/13/29)	6,153	6,242,288
2.65%, 07/15/30 (Call 04/15/30)(a)	3,732	3,809,131
3.38%, 06/15/27 (Call 03/15/27)(a)	3,765	4,055,403
3.38%, 12/01/27 (Call 09/01/27)(a)	2,950	3,170,386
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	2,194	2,445,560
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,520	2,471,011
3.20%, 01/15/27 (Call 11/15/26)	984	1,032,864
3.20%, 02/15/31 (Call 11/15/30)(a)	726	747,822
3.40%, 01/15/30 (Call 10/15/29)	1,901	1,990,318
4.00%, 07/15/29 (Call 04/15/29)	2,291	2,530,588
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,500	1,477,830
2.75%, 11/18/30 (Call 08/18/30)(a)	2,252	2,264,044
4.50%, 03/15/28 (Call 12/15/27)(a)	929	1,031,274
4.63%, 03/15/29 (Call 12/15/28)	2,034	2,298,546
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	3,060	3,053,854
2.70%, 07/15/31 (Call 04/15/31)	4,685	4,692,297
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	2,305	2,210,631
3.88%, 07/15/27 (Call 04/15/27)(a)	1,660	1,783,847
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,055	3,249,787
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	300	312,606
3.20%, 01/15/30 (Call 10/15/29)	4,668	4,973,292
3.50%, 07/01/27 (Call 04/01/27)	1,440	1,542,155
3.50%, 01/15/28 (Call 10/15/27)	1,318	1,426,831
4.40%, 01/26/29 (Call 10/26/28)	2,270	2,562,155
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	3,235	3,195,968
3.00%, 01/15/30 (Call 10/15/29)	3,145	3,251,379
3.85%, 04/01/27 (Call 01/01/27)	2,106	2,296,578
4.00%, 03/01/28 (Call 12/01/27)(a)	3,215	3,548,397
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/15/29 (Call 10/15/28)	$3,653	$4,118,943
4.75%, 11/15/30 (Call 08/15/30)	2,127	2,491,836
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	2,285	2,355,550
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,487	3,589,020
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,703	3,836,375
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,589	2,800,801
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,185	2,151,223
2.70%, 02/15/27 (Call 12/15/26)	3,870	4,023,826
2.75%, 01/15/31 (Call 10/15/30)	1,225	1,259,972
2.75%, 01/15/32 (Call 10/15/31)	1,700	1,714,790
2.80%, 06/01/31 (Call 03/01/31)	4,205	4,301,335
3.10%, 01/15/30 (Call 10/15/29)	4,422	4,645,870
4.13%, 03/15/29 (Call 12/15/28)	2,565	2,858,863
4.25%, 04/15/28 (Call 01/15/28)	3,441	3,863,815
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	4,073	4,568,804
4.00%, 04/15/30 (Call 01/15/30)	3,558	3,990,631
6.95%, 10/01/27	621	793,069
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)(a)	1,734	1,715,945
2.45%, 02/01/32 (Call 11/01/31)	1,380	1,366,079
3.85%, 07/15/29 (Call 04/15/29)	1,543	1,711,590
		713,038,540
Retail — 2.6%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(b)	4,617	4,393,730
1.80%, 02/10/31 (Call 11/10/30)(b)	9,117	8,658,396
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	1,439	1,399,697
3.90%, 04/15/30 (Call 01/15/30)	3,198	3,508,943
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,463	4,650,102
3.55%, 07/26/27 (Call 04/26/27)(b)	4,774	5,133,748
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	1,712	1,670,855
2.40%, 08/01/31 (Call 05/01/31)	3,099	3,003,872
3.80%, 11/15/27 (Call 08/15/27)(a)	1,395	1,496,612
4.75%, 06/01/30 (Call 03/01/30)	2,184	2,526,372
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	2,532	2,376,277
3.75%, 06/01/27 (Call 03/01/27)(a)	2,750	3,020,838
3.75%, 04/18/29 (Call 01/18/29)	2,160	2,373,928
4.00%, 04/15/30 (Call 01/15/30)	4,529	5,063,835
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,992	3,833,139
4.45%, 10/01/28 (Call 07/01/28)	2,242	2,549,688
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	6,751	6,659,201
1.60%, 04/20/30 (Call 01/20/30)	9,244	9,001,049
3.00%, 05/18/27 (Call 02/18/27)(a)	2,420	2,611,185
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	2,303	2,492,317
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	5,290	5,756,001
3.88%, 04/15/27 (Call 01/15/27)	3,616	3,978,046
4.13%, 05/01/28 (Call 02/01/28)(a)	1,063	1,193,430
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	6,000	5,993,625

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 05/15/28 (Call 02/15/28)(a)	$5,846	$6,542,800
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	40	41,700
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)(a)	3,189	2,976,246
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	3,006	2,873,077
1.38%, 03/15/31 (Call 12/15/30)(a)	6,936	6,535,358
1.50%, 09/15/28 (Call 07/15/28)(a)	2,710	2,660,262
1.88%, 09/15/31 (Call 06/15/31)(a)	3,660	3,587,239
2.50%, 04/15/27 (Call 02/15/27)(a)	4,164	4,356,732
2.70%, 04/15/30 (Call 01/15/30)	7,994	8,381,816
2.80%, 09/14/27 (Call 06/14/27)(a)	5,244	5,557,537
2.95%, 06/15/29 (Call 03/15/29)(a)	6,854	7,308,061
3.90%, 12/06/28 (Call 09/06/28)	5,351	6,053,905
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,372	6,098,658
1.70%, 09/15/28 (Call 07/15/28)	5,070	4,950,148
1.70%, 10/15/30 (Call 07/15/30)(a)	6,396	6,078,878
2.63%, 04/01/31 (Call 01/01/31)(a)	7,380	7,545,614
3.10%, 05/03/27 (Call 02/03/27)	7,800	8,307,924
3.65%, 04/05/29 (Call 01/05/29)	6,850	7,529,968
4.50%, 04/15/30 (Call 01/15/30)	6,144	7,129,692
6.50%, 03/15/29	361	461,027
6.88%, 02/15/28	525	665,502
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	3,949	3,947,152
2.63%, 09/01/29 (Call 06/01/29)	5,353	5,522,852
3.50%, 03/01/27 (Call 12/01/26)(a)	4,893	5,308,440
3.50%, 07/01/27 (Call 05/01/27)	3,385	3,665,374
3.60%, 07/01/30 (Call 04/01/30)(a)	4,591	5,092,806
3.80%, 04/01/28 (Call 01/01/28)	5,233	5,796,390
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	921	877,113
3.60%, 09/01/27 (Call 06/01/27)(a)	2,130	2,325,551
3.90%, 06/01/29 (Call 03/01/29)	2,825	3,133,809
4.20%, 04/01/30 (Call 01/01/30)	4,446	5,049,569
4.35%, 06/01/28 (Call 03/01/28)	2,975	3,393,550
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	2,365	2,275,125
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,461	2,480,356
2.25%, 03/12/30 (Call 12/12/29)(a)	3,615	3,626,424
2.55%, 11/15/30 (Call 08/15/30)(a)	5,834	5,951,972
3.50%, 03/01/28 (Call 12/01/27)	2,886	3,128,241
3.55%, 08/15/29 (Call 05/15/29)	5,922	6,502,485
4.00%, 11/15/28 (Call 08/15/28)	3,963	4,459,433
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,691	4,822,788
2.65%, 09/15/30 (Call 06/15/30)(a)	1,974	2,076,673
3.38%, 04/15/29 (Call 01/15/29)	4,597	5,039,269
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	2,389	2,298,944
1.60%, 05/15/31 (Call 02/15/31)(a)	215	206,617
3.88%, 04/15/30 (Call 01/15/30)	2,218	2,502,286
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	4,062	3,829,508
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,492	2,624,656
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,247	1,302,607
3.25%, 07/08/29 (Call 04/08/29)(a)	445	492,224
3.70%, 06/26/28 (Call 03/26/28)(a)	1,397	1,565,369
5.88%, 04/05/27	20	24,296
Security	Par (000)	Value

Retail (continued)
7.55%, 02/15/30(a)	$350	$502,403
		298,811,312
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	4,106	4,540,279
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	5,482	5,872,746
4.30%, 03/08/29 (Call 03/08/28)(b)(c)	3,169	3,520,248
		13,933,273
Semiconductors — 2.6%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,490	2,487,545
2.10%, 10/01/31 (Call 07/01/31)	3,290	3,295,563
3.50%, 12/05/26 (Call 09/05/26)	4,358	4,749,049
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	2,807	2,762,332
3.30%, 04/01/27 (Call 01/01/27)	5,782	6,271,613
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	6,289	6,726,293
3.88%, 01/15/27 (Call 10/15/26)	13,742	14,798,247
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	5,069	4,945,692
2.45%, 02/15/31 (Call 11/15/30)(b)	10,858	10,449,894
4.11%, 09/15/28 (Call 06/15/28)	11,459	12,532,797
4.15%, 11/15/30 (Call 08/15/30)(a)	11,195	12,232,860
4.75%, 04/15/29 (Call 01/15/29)	11,027	12,512,665
5.00%, 04/15/30 (Call 01/15/30)	7,950	9,259,045
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	4,355	4,291,890
2.00%, 08/12/31 (Call 05/12/31)(a)	6,204	6,129,368
2.45%, 11/15/29 (Call 08/15/29)	6,708	6,898,447
3.15%, 05/11/27 (Call 02/11/27)	4,826	5,200,313
3.75%, 03/25/27 (Call 01/25/27)(a)	5,100	5,613,870
3.90%, 03/25/30 (Call 12/25/29)(a)	7,432	8,427,415
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	3,957	4,497,548
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,934	3,873,716
4.00%, 03/15/29 (Call 12/15/28)	5,440	6,115,835
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,316	3,338,429
2.95%, 04/15/31 (Call 01/15/31)	2,310	2,360,356
4.88%, 06/22/28 (Call 03/22/28)(b)	2,925	3,362,773
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	1,195	1,299,758
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,200	4,217,094
4.19%, 02/15/27 (Call 12/15/26)	4,362	4,776,303
4.66%, 02/15/30 (Call 11/15/29)	4,270	4,872,341
5.33%, 02/06/29 (Call 11/06/28)	3,153	3,708,811
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,149	6,062,709
2.00%, 06/15/31 (Call 03/15/31)(a)	5,805	5,763,173
2.85%, 04/01/30 (Call 01/01/30)	7,602	8,071,827
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	2,589	3,118,841
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(b)	5,365	5,360,638
2.65%, 02/15/32 (Call 11/15/31)(b)	6,660	6,688,736
3.15%, 05/01/27 (Call 03/01/27)(b)	2,317	2,430,801
3.40%, 05/01/30 (Call 02/01/30)(b)	4,683	4,993,658

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 06/18/29 (Call 03/18/29)(b)	$4,947	$5,553,381
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	4,173	4,205,967
4.38%, 10/15/29 (Call 10/15/24)	4,222	4,459,276
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,510	4,371,672
2.15%, 05/20/30 (Call 02/20/30)(a)	6,051	6,129,887
3.25%, 05/20/27 (Call 02/20/27)	9,408	10,142,760
SK Hynix Inc., 2.38%, 01/19/31(a)(b)	5,148	4,985,529
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,764	2,802,502
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,277	3,223,290
1.90%, 09/15/31 (Call 06/15/31)	3,855	3,831,405
2.25%, 09/04/29 (Call 06/04/29)	3,012	3,113,079
2.90%, 11/03/27 (Call 08/03/27)	2,511	2,697,562
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	5,355	5,457,570
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(b)	452	430,286
1.38%, 09/28/30 (Call 06/28/30)(b)	5,773	5,393,310
1.75%, 04/23/28 (Call 02/23/28)(b)	6,690	6,612,825
2.25%, 04/23/31 (Call 01/23/31)(b)	7,715	7,670,099
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)(a)	4,384	4,475,075
		310,053,720
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(b)	5,939	5,845,092
3.48%, 12/01/27 (Call 09/01/27)(a)	2,260	2,408,278
4.20%, 05/01/30 (Call 02/01/30)	822	926,538
		9,179,908
Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)(a)	1,631	1,492,505
3.40%, 06/15/27 (Call 03/15/27)(a)	1,575	1,692,688
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,057	4,182,535
2.30%, 02/01/30 (Call 11/01/29)	6,551	6,681,235
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	5,380	5,323,241
2.85%, 01/15/30 (Call 10/15/29)	2,863	2,993,665
3.50%, 06/15/27 (Call 03/15/27)	2,376	2,560,482
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	5,430	5,480,295
2.90%, 12/01/29 (Call 09/01/29)	3,562	3,672,171
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,339	1,468,184
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	4,057	4,104,485
4.50%, 12/01/27 (Call 09/01/27)(a)	3,528	3,843,332
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,584	2,467,929
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	2,882	2,779,809
2.25%, 03/01/31 (Call 12/01/30)(a)	6,562	6,417,116
3.75%, 05/21/29 (Call 02/21/29)	2,378	2,598,060
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	5,014	5,095,979
2.65%, 06/01/30 (Call 03/01/30)(a)	5,141	5,199,151
3.50%, 07/01/29 (Call 04/01/29)(a)	14,412	15,357,521
4.20%, 10/01/28 (Call 07/01/28)(a)	4,550	5,082,130
Security	Par (000)	Value

Software (continued)
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)	$2,410	$2,350,745
1.65%, 07/15/30 (Call 04/15/30)	2,803	2,711,752
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	14,969	16,228,806
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	9,585	9,638,274
2.80%, 04/01/27 (Call 02/01/27)	10,705	11,091,126
2.88%, 03/25/31 (Call 12/25/30)	15,668	16,035,433
2.95%, 04/01/30 (Call 01/01/30)(a)	15,589	16,096,995
3.25%, 11/15/27 (Call 08/15/27)	13,088	13,837,171
3.25%, 05/15/30 (Call 02/15/30)(a)	2,471	2,614,422
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)	4,008	3,890,409
1.75%, 02/15/31 (Call 11/15/30)	4,745	4,425,070
2.00%, 06/30/30 (Call 03/30/30)	3,188	3,081,421
2.95%, 09/15/29 (Call 06/15/29)(a)	3,360	3,521,101
3.80%, 12/15/26 (Call 09/15/26)	3,252	3,548,033
4.20%, 09/15/28 (Call 06/15/28)	4,213	4,732,842
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	4,677	4,609,704
1.95%, 07/15/31 (Call 04/15/31)	7,718	7,648,770
3.70%, 04/11/28 (Call 01/11/28)	7,305	8,150,850
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,718	7,201,496
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	996	970,269
2.20%, 08/15/31 (Call 05/15/31)(a)	3,325	3,237,952
3.90%, 08/21/27 (Call 05/21/27)	7,331	7,987,897
4.65%, 05/15/27 (Call 03/15/27)	3,329	3,762,047
4.70%, 05/15/30 (Call 02/15/30)	5,201	6,035,306
		251,900,404
Telecommunications — 4.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,906	1,975,833
3.63%, 04/22/29 (Call 01/22/29)	4,477	4,861,734
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	11,413	11,104,090
2.30%, 06/01/27 (Call 04/01/27)	12,673	12,870,810
2.75%, 06/01/31 (Call 03/01/31)(a)	15,168	15,411,198
3.80%, 02/15/27 (Call 11/15/26)	4,065	4,402,951
4.10%, 02/15/28 (Call 11/15/27)	8,693	9,681,870
4.25%, 03/01/27 (Call 12/01/26)	7,864	8,700,407
4.30%, 02/15/30 (Call 11/15/29)	15,599	17,605,564
4.35%, 03/01/29 (Call 12/01/28)(a)	14,619	16,471,300
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	2,265	2,316,022
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	4,141	4,290,369
5.13%, 12/04/28 (Call 09/04/28)(a)	3,347	3,799,674
9.63%, 12/15/30	13,899	20,708,398
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	5,163	5,562,888
4.38%, 06/21/28 (Call 03/21/28)(b)	5,413	6,111,950
8.75%, 06/15/30	19,709	28,828,629
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	1,809	1,729,141
3.75%, 08/15/29 (Call 05/15/29)	2,515	2,743,955
Koninklijke KPN NV, 8.38%, 10/01/30(a)	3,584	5,123,218
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	3,307	3,389,675
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,305	3,412,280

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$4,761	$4,670,684
2.75%, 05/24/31 (Call 02/24/31)	4,127	4,147,751
4.60%, 02/23/28 (Call 11/23/27)(a)	3,458	3,966,980
4.60%, 05/23/29 (Call 02/23/29)	3,782	4,338,583
NBN Co. Ltd.
1.63%, 01/08/27 (Call 12/08/26)(b)	800	787,506
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	6,240	6,307,304
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	6,785	6,681,393
2.07%, 04/03/31 (Call 01/03/31)(b)	3,617	3,638,948
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	4,710	4,709,736
3.88%, 01/31/28(a)(b)	925	1,019,220
Orange SA, 9.00%, 03/01/31(a)	14,713	22,632,767
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,555	6,114,944
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	100	125,159
Telefonica Emisiones SA, 4.10%, 03/08/27.	6,871	7,579,890
Telefonica Europe BV, 8.25%, 09/15/30	6,764	9,637,212
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	2,626	2,749,122
3.70%, 09/15/27 (Call 06/15/27)(a)	2,367	2,579,337
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	8,475	8,349,006
2.25%, 11/15/31 (Call 08/15/31)	5,265	5,055,938
2.55%, 02/15/31 (Call 11/15/30)	13,126	12,941,599
3.75%, 04/15/27 (Call 02/15/27)	19,177	20,617,342
3.88%, 04/15/30 (Call 01/15/30)	32,846	35,698,480
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	4,772	4,481,157
1.68%, 10/30/30 (Call 07/30/30)	6,562	6,193,231
1.75%, 01/20/31 (Call 10/20/30)	11,714	11,091,892
2.10%, 03/22/28 (Call 01/22/28)(a)	13,656	13,620,438
2.55%, 03/21/31 (Call 12/21/30)	21,378	21,607,343
3.00%, 03/22/27 (Call 01/22/27)	3,020	3,188,778
3.15%, 03/22/30 (Call 12/22/29)	8,345	8,855,025
3.88%, 02/08/29 (Call 11/08/28)	6,942	7,684,517
4.02%, 12/03/29 (Call 09/03/29)	19,096	21,412,041
4.13%, 03/16/27	15,081	16,757,425
4.33%, 09/21/28	19,855	22,614,230
7.75%, 12/01/30(a)	339	483,309
Vodafone Group PLC
4.38%, 05/30/28	15,769	17,811,692
7.88%, 02/15/30	1,666	2,335,792
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,200	3,156,864
3.38%, 04/29/30 (Call 01/29/30)(a)(b)	2,380	2,474,081
		529,218,672
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	2,357	2,550,891

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	1,807	1,950,501
3.90%, 11/19/29 (Call 08/19/29)	4,635	5,095,712
		7,046,213
Transportation — 1.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	3,250	3,729,330
Security	Par (000)	Value

Transportation (continued)
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	$2,350	$2,548,013
7.95%, 08/15/30(a)	290	417,459
Canadian National Railway Co., 6.90%, 07/15/28(a)	746	972,675
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	4,090	4,046,930
4.00%, 06/01/28 (Call 03/01/28)	2,976	3,334,950
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	2,419	2,729,913
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,835	2,899,209
3.25%, 06/01/27 (Call 03/01/27)	4,310	4,629,903
3.80%, 03/01/28 (Call 12/01/27)	4,051	4,457,228
4.25%, 03/15/29 (Call 12/15/28)	4,565	5,211,806
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,430	2,571,961
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	3,875	3,902,628
3.10%, 08/05/29 (Call 05/05/29)(a)	2,521	2,672,876
3.40%, 02/15/28 (Call 11/15/27)(a)	2,049	2,242,429
4.20%, 10/17/28 (Call 07/17/28)	1,930	2,209,661
4.25%, 05/15/30 (Call 02/15/30)	5,173	5,916,867
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	2,946	3,101,302
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,458	2,666,783
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	3,135	3,173,310
2.55%, 11/01/29 (Call 08/01/29)(a)	3,681	3,811,865
3.15%, 06/01/27 (Call 03/01/27)	2,413	2,570,799
3.80%, 08/01/28 (Call 05/01/28)	3,372	3,750,533
7.80%, 05/15/27(a)	240	310,716
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,126	3,198,101
2.38%, 05/20/31 (Call 02/20/31)(a)	4,478	4,570,976
2.40%, 02/05/30 (Call 11/05/29)	3,983	4,079,401
3.00%, 04/15/27 (Call 01/15/27)(a)	2,242	2,376,778
3.70%, 03/01/29 (Call 12/01/28)(a)	5,440	6,041,687
3.95%, 09/10/28 (Call 06/10/28)	4,998	5,601,531
6.63%, 02/01/29	35	45,097
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	3,260	3,407,619
3.05%, 11/15/27 (Call 08/15/27)(a)	3,292	3,555,597
3.40%, 03/15/29 (Call 12/15/28)	4,821	5,231,480
4.45%, 04/01/30 (Call 01/01/30)(a)	4,460	5,263,305
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	6,780	6,723,661
1.80%, 09/22/31 (Call 06/22/31)	8,865	8,768,270
		132,742,649
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(a)(b)	3,240	3,278,167
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	1,560	1,478,645
3.50%, 03/15/28 (Call 12/15/27)(a)	1,781	1,924,412
3.85%, 03/30/27 (Call 12/30/26)	1,395	1,511,438
4.00%, 06/30/30 (Call 03/30/30)	1,548	1,721,812
4.55%, 11/07/28 (Call 08/07/28)(a)	1,840	2,110,806
4.70%, 04/01/29 (Call 01/01/29)	1,971	2,271,385
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	72	76,602
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,305	2,555,338

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(a)(b)	$1,060	$1,056,161
		17,984,766
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	1,985	1,989,194
2.80%, 05/01/30 (Call 02/01/30)	3,950	4,096,120
2.95%, 09/01/27 (Call 06/01/27)(a)	2,689	2,844,298
3.00%, 12/01/26 (Call 09/01/26)(a)	205	217,662
3.45%, 06/01/29 (Call 03/01/29)(a)	2,654	2,893,121
3.75%, 09/01/28 (Call 06/01/28)	3,105	3,431,716
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	4,465	4,456,773
2.70%, 04/15/30 (Call 01/15/30)	1,674	1,706,596
3.57%, 05/01/29 (Call 02/01/29)	1,792	1,937,186
United Utilities PLC, 6.88%, 08/15/28(a)	145	186,109
		23,758,775
Total Corporate Bonds & Notes — 98.1%
(Cost: $11,547,332,769)	.	11,474,087,031

Foreign Government Obligations(e)
South Korea — 0.0%
Korea Electric Power Corp., 7.00%, 02/01/27	500	621,755
Korea Gas Corp.
2.00%, 07/13/31(b)	695	690,226
3.13%, 07/20/27(a)(b)	2,773	2,981,072
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)(b)	1,442	1,549,323
		5,842,376
Total Foreign Government Obligations — 0.0%
(Cost: $5,913,042)		5,842,376
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	1,186,648	$1,187,122,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	163,992	163,992,000
		1,351,114,547
Total Short-Term Investments — 11.6%
(Cost: $1,350,943,186)		1,351,114,547

Total Investments in Securities — 109.7%
(Cost: $12,904,188,997)		12,831,043,954

Other Assets, Less Liabilities — (9.7)%		(1,134,753,646)
Net Assets — 100.0%		$11,696,290,308

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$951,524,059	$235,815,087	(a)	$—	$(51,292)	$(165,307)	$1,187,122,547	1,186,648	$1,386,184	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	157,322,000	6,670,000	(a)	—	—	—	163,992,000	163,992	5,480		—
					$(51,292)	$(165,307)	$1,351,114,547		$1,391,664		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,474,087,031	$—	$11,474,087,031
Foreign Government Obligations	—	5,842,376	—	5,842,376
Money Market Funds	1,351,114,547	—	—	1,351,114,547
	$1,351,114,547	$11,479,929,407	$—	$12,831,043,954

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate